UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06526
Boston Trust Walden Funds
(Exact name of registrant as specified in charter)

One Beacon Street, Boston MA 02108
(Address of principal executive offices) (Zip code)
50 South La Salle Street, Chicago IL 60603
(Name and address of agent for service)
Registrant's telephone number, including area code:
1-800-282-8782
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith
(b) Not Applicable

Boston Trust Asset Management Fund
BTBFX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Boston Trust Asset Management Fund (“Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Asset Management Fund	$83	0.80%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 7.92% for the 12-month period ended December 31, 2025, trailing the blended returns of the S&P 500®Index return of 17.88%, the Bloomberg U.S. Government/Credit Bond Index return of 6.88% and the Bloomberg U.S. Treasury Bellwethers 3 Month Index return of 4.23% for the same period. Overall, the Fund maintained broad diversification across equity and fixed income sectors and industries. Stocks and bonds are purchased and sold based on fundamental research. The Fund invests principally in common stocks and fixed income securities.
2025 TOP EQUITY PERFORMANCE CONTRIBUTORS (%)
Sector
Communication Services | Average Weight: 9.93%, Contribution to Return: 4.10%
Individual Holdings
Alphabet, Inc., Class C (Communication Services) | Average Weight: 5.18%, Contribution to Return: 2.85%
Microsoft Corporation (Information Technology) | Average Weight: 10.00%, Contribution to Return: 1.82%
JP Morgan Chase & Co. (Financials) | Average Weight: 4.99%, Contribution to Return: 1.75%
2025 TOP EQUITY PERFORMANCE DETRACTORS (%)
Sector
Consumer Staples | Average Weight: 7.47%, Contribution to Return: -0.59%
Individual Holdings
Accenture PLC, Class A (Information Technology) | Average Weight: 3.70%, Contribution to Return: -1.10%
United Health Group Incorporated (Health Care) | Average Weight: 1.21%, Contribution to Return: -0.93%
FactSet Research Systems, Inc. (Financials) | Average Weight: 1.18%, Contribution to Return: -0.68%
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in the Fund and in an appropriate, broad-based securities market index and supplemental indexes for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Asset Management Fund	7.92%	7.22%	9.19%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Government/Credit Bond Index	6.88%	(0.59)%	2.16%
Bloomberg U.S. Treasury Bellwethers: 3 Month	4.23%	3.23%	2.21%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit www.bostontrustwalden.com/strategies-funds/mutual-funds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$528,293,408
Total number of portfolio holdings	96
Total advisory fees paid	$4,029,646
Portfolio turnover rate for the period	10.65%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	6.8%
Apple, Inc.	6.2%
Alphabet, Inc., Class C	4.5%
JPMorgan Chase & Co.	4.3%
Visa, Inc., Class A	3.1%
U.S. Treasury Bond	3.0%
U.S. Treasury Note	2.6%
Amazon.com, Inc.	2.6%
Alphabet, Inc., Class A	2.4%
Automatic Data Processing, Inc.	2.2%
Industry Sector Allocation
Material Fund Changes
Effective December 31, 2025, the Fund will pay an advisory fee of 0.75% of the first $300 million of average daily net assets, and 0.65% of average daily net assets between $300 million and $600 million, and 0.55% of daily net assets in excess of $600 million.
This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/ or upon request at 1-800-282-8782 ext. 7050.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.bostontrustwalden.com/strategies-funds/mutual-funds/.
BOSTON TRUST WALDEN FUNDS

Boston Trust Equity Fund
BTEFX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Boston Trust Equity Fund (“Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Equity Fund	$87	0.83%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 8.90% for the 12-month period ended December 31, 2025, trailing the S&P 500®Index return of 17.88% for the same period. Overall, the Fund maintained broad diversification across equity sectors and industries. Stocks are purchased and sold based on fundamental research. The Fund invests principally in common stocks.
2025 TOP EQUITY PERFORMANCE CONTRIBUTORS (%)
Sector
Communication Services | Average Weight: 11.57%, Contribution to Return: 4.76%
Individual Holdings
Alphabet, Inc., Class C (Communication Services) | Average Weight: 6.95%, Contribution to Return: 4.00%
Microsoft Corporation (Information Technology) | Average Weight: 9.49%, Contribution to Return: 1.76%
JP Morgan Chase & Co. (Financials) | Average Weight: 4.68%, Contribution to Return: 1.65%
2025 TOP EQUITY PERFORMANCE DETRACTORS (%)
Sector
Health Care | Average Weight: 11.54%, Contribution to Return: -0.83%
Individual Holdings
United Health Group Incorporated (Health Care) | Average Weight: 1.30%, Contribution to Return: -0.94%
Accenture PLC, Class A (Information Technology) | Average Weight: 2.90%, Contribution to Return: -0.89%
Lululemon Athletica, Inc. (Consumer Discretionary) | Average Weight: 0.33%, Contribution to Return: -0.55%
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in the Fund and in an appropriate, broad-based securities market index and a supplemental index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Equity Fund	8.90%	10.10%	12.39%
S&P 500® Index	17.88%	14.42%	14.82%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit www.bostontrustwalden.com/strategies-funds/mutual-funds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$246,943,994
Total number of portfolio holdings	54
Total advisory fees paid	$1,859,318
Portfolio turnover rate for the period	13.82%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	8.4%
Alphabet, Inc., Class C	8.3%
Apple, Inc.	6.9%
JPMorgan Chase & Co.	5.3%
Visa, Inc., Class A	4.0%
Amazon.com, Inc.	3.3%
Meta Platforms, Inc., Class A	2.8%
W.W. Grainger, Inc.	2.7%
Accenture PLC, Class A	2.6%
Costco Wholesale Corp.	2.4%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.bostontrustwalden.com/strategies-funds/mutual-funds/.
BOSTON TRUST WALDEN FUNDS

Boston Trust Midcap Fund
BTMFX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Boston Trust Midcap Fund (“Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Midcap Fund	$100	0.98%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 4.35% for the 12-month period ended December 31, 2025, trailing the Russell Midcap®Index return of 10.60% for the same period. Overall, the Fund maintained broad diversification across several equity sectors and industries. Stocks are purchased and sold based on fundamental research. The Fund invests principally in common stocks issued by middle capitalization companies.
2025 TOP EQUITY PERFORMANCE CONTRIBUTORS (%)
Sector
Industrials | Average Weight: 19.18%, Contribution to Return: 2.07%
Individual Holdings
Teradyne, Inc. (Information Technology) | Average Weight: 1.59%, Contribution to Return: 0.92%
TE Connectivity PLC (Information Technology) | Average Weight: 1.76%, Contribution to Return: 0.90%
Medpace Holdings, Inc. (Health Care) | Average Weight: 1.23%, Contribution to Return: 0.80%
2025 TOP EQUITY PERFORMANCE DETRACTORS (%)
Sector
Materials | Average Weight: 4.90%, Contribution to Return: -0.64%
Individual Holdings
Lululemon Athletica, Inc. (Consumer Discretionary) | Average Weight: 1.31%, Contribution to Return: -0.93%
FactSet Research Systems, Inc. (Financials) | Average Weight: 1.93%, Contribution to Return: -0.87%
Zebra Technologies Corporation Cl A (Information Technology) | Average Weight: 1.13%, Contribution to Return: -0.64%
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in the Fund and in an appropriate, broad-based securities market index and a supplemental index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Midcap Fund	4.35%	7.66%	10.16%
Russell Midcap® Index	10.60%	8.67%	11.01%
Russell 3000® Index	17.15%	13.15%	14.29%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit www.bostontrustwalden.com/strategies-funds/mutual-funds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$206,293,096
Total number of portfolio holdings	75
Total advisory fees paid	$1,775,686
Portfolio turnover rate for the period	29.70%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Paychex, Inc.	2.4%
Ross Stores, Inc.	2.3%
SEI Investments Co.	2.1%
Mettler-Toledo International, Inc.	2.0%
Teradyne, Inc.	2.0%
TE Connectivity PLC	1.9%
American Financial Group, Inc.	1.9%
MSCI, Inc.	1.9%
Sysco Corp.	1.8%
Essential Utilities, Inc.	1.8%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.bostontrustwalden.com/strategies-funds/mutual-funds/.
BOSTON TRUST WALDEN FUNDS

Boston Trust SMID Cap Fund
BTSMX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Boston Trust SMID Cap Fund (“Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust SMID Cap Fund	$75	0.75%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 0.73%, for the 12-month period ended December 31, 2025, trailing the Russell 2500TM Index return of 11.91% for the same period. Overall, the Fund maintained broad diversification across equity sectors and industries. Stocks are purchased and sold based on fundamental research. The Fund invests principally in common stocks issued by small and mid-capitalization companies.
2025 TOP EQUITY PERFORMANCE CONTRIBUTORS (%)
Sector
Industrials | Average Weight: 21.68%, Contribution to Return: 2.53%
Individual Holdings
Teradyne, Inc. (Information Technology) | Average Weight: 1.28%, Contribution to Return: 0.99%
Medpace Holdings, Inc. (Health Care) | Average Weight: 1.42%, Contribution to Return: 0.80%
Allegion Public Limited Company (Industrials) | Average Weight: 2.15%, Contribution to Return: 0.56%
2025 TOP EQUITY PERFORMANCE DETRACTORS (%)
Sector
Consumer Staples | Average Weight: 5.98%, Contribution to Return: -1.73%
Individual Holdings
FactSet Research Systems, Inc. (Financials) | Average Weight: 1.64%, Contribution to Return: -0.79%
Simply Good Foods, Inc. (Consumer Staples) | Average Weight: 1.07%, Contribution to Return: -0.67%
Choice Hotels International, Inc. (Consumer Discretionary) | Average Weight: 1.50%, Contribution to Return: -0.59%
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in the Fund and in an appropriate, broad-based securities market index and a supplemental index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust SMID Cap Fund	0.73%	7.58%	10.25%
Russell 2500™ Index	11.91%	7.26%	10.40%
Russell 3000® Index	17.15%	13.15%	14.29%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://www.bostontrustwalden.com/strategies-funds/mutual-funds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$738,977,569
Total number of portfolio holdings	75
Total advisory fees paid	$5,294,772
Portfolio turnover rate for the period	26.52%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Teradyne, Inc.	2.0%
Jones Lang LaSalle, Inc.	2.0%
Qualys, Inc.	2.0%
Nordson Corp.	2.0%
IDEX Corp.	1.9%
Magnolia Oil & Gas Corp., Class A	1.9%
Cincinnati Financial Corp.	1.9%
Allegion PLC	1.9%
Medpace Holdings, Inc.	1.9%
BJ's Wholesale Club Holdings, Inc.	1.9%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.bostontrustwalden.com/strategies-funds/mutual-funds/.
BOSTON TRUST WALDEN FUNDS

Boston Trust Walden Balanced Fund
WSBFX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Boston Trust Walden Balanced Fund (“Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Balanced Fund	$99	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.66% for the 12-month period ended December 31, 2025, trailing the blended returns of the S&P 500®Index return of 17.88%, the Bloomberg U.S. Government/Credit Bond Index return of 6.88% and the Bloomberg U.S. Treasury Bellwethers 3 Month Index return of 4.23% for the same period. Overall, the Fund maintained broad diversification across several equity and fixed income sectors and industries. Stocks and bonds are purchased and sold based on fundamental research. The Fund invests principally in common stocks and fixed income securities.
2025 TOP EQUITY PERFORMANCE CONTRIBUTORS (%)
Sector
Communication Services | Average Weight: 11.88%, Contribution to Return: 6.39%
Individual Holdings
Alphabet Inc., Class C (Communication Services) | Average Weight: 7.42%, Contribution to Return: 4.54%
Alphabet Inc., Class A (Communication Services) | Average Weight: 3.54%, Contribution to Return: 2.06%
Microsoft Corp. (Information Technology) | Average Weight: 11.36%, Contribution to Return: 2.00%
2025 TOP EQUITY PERFORMANCE DETRACTORS (%)
Sector
Health Care | Average Weight: 12.01%, Contribution to Return: -1.32%
Individual Holdings
United Health Group, Inc. (Health Care) | Average Weight: 2.35%, Contribution to Return: -1.36%
Accenture PLC, Class A (Information Technology) | Average Weight: 3.03%, Contribution to Return: -1.05%
Becton, Dickenson and Co. (Health Care) | Average Weight: 0.70%, Contribution to Return: -0.47%
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in the Fund and in an appropriate, broad-based securities market index and supplemental indexes for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Walden Balanced Fund	10.66%	6.46%	8.45%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Government/Credit Bond Index	6.88%	(0.59)%	2.16%
Bloomberg U.S. Treasury Bellwethers: 3 Month	4.23%	3.23%	2.21%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://www.bostontrustwalden.com/strategies-funds/mutual-funds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$148,455,699
Total number of portfolio holdings	79
Total advisory fees paid	$1,149,029
Portfolio turnover rate for the period	13.34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	8.0%
U.S. Treasury Note	7.2%
Apple, Inc.	6.6%
U.S. Treasury Bond	6.0%
Alphabet, Inc., Class C	4.8%
U.S. Treasury Note	3.8%
Alphabet, Inc., Class A	3.6%
JPMorgan Chase & Co.	3.1%
U.S. Treasury Inflation Indexed Note	2.8%
NVIDIA Corp.	2.8%
Industry Sector Allocation
Material Fund Changes
Effective December 31, 2025, the Fund will pay an advisory fee of 0.75% of the first $300 million of average daily net assets, and 0.65% of average daily net assets between $300 million and $600 million, and 0.55% of daily net assets in excess of $600 million.
This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at https://www.bostontrustwalden.com/investment-services/mutual-funds/ or upon request at 1-800-282-8782 ext. 7050.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.bostontrustwalden.com/strategies-funds/mutual-funds/.
BOSTON TRUST WALDEN FUNDS

Boston Trust Walden Equity Fund
WSEFX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Boston Trust Walden Equity Fund (“Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Equity Fund	$101	0.95%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 13.34% for the 12-month period ended December 31, 2025, trailing the S&P 500®Index return of 17.88% for the same period. Overall, the Fund maintained broad diversification across several equity sectors and industries. Stocks are purchased and sold based on fundamental research. The Fund invests principally in common stocks.
2025 TOP EQUITY PERFORMANCE CONTRIBUTORS (%)
Sector
Information Technology | Average Weight: 33.69%, Contribution to Return: 6.45%
Individual Holdings
Alphabet Inc., Class C (Communication Services) | Average Weight: 6.15%, Contribution to Return: 3.99%
Alphabet Inc., Class A (Communication Services) | Average Weight: 3.87%, Contribution to Return: 2.52%
Microsoft Corp. (Information Technology) | Average Weight: 9.92%, Contribution to Return: 2.06%
2025 TOP EQUITY PERFORMANCE DETRACTORS (%)
Sector
Health Care | Average Weight: 11.86%, Contribution to Return: -0.82%
Individual Holdings
United Health Group, Inc. (Health Care) | Average Weight: 2.04%, Contribution to Return: -1.33%
Accenture PLC, Class A (Information Technology) | Average Weight: 2.80%, Contribution to Return: -0.97%
FactSet Research Systems, Inc. (Financials) | Average Weight: 0.70%, Contribution to Return: -0.45%
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in the Fund and in an appropriate, broad-based securities market index and a supplemental index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Walden Equity Fund	13.34%	9.88%	12.19%
S&P 500® Index	17.88%	14.42%	14.82%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://www.bostontrustwalden.com/strategies-funds/mutual-funds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$214,101,783
Total number of portfolio holdings	49
Total advisory fees paid	$1,795,693
Portfolio turnover rate for the period	1.24%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	11.2%
Microsoft Corp.	10.1%
Alphabet, Inc., Class C	6.8%
JPMorgan Chase & Co.	5.1%
Visa, Inc., Class A	4.3%
NVIDIA Corp.	3.9%
Alphabet, Inc., Class A	3.5%
Applied Materials, Inc.	2.9%
Cisco Systems, Inc.	2.6%
Accenture PLC, Class A	2.4%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.bostontrustwalden.com/strategies-funds/mutual-funds/.
BOSTON TRUST WALDEN FUNDS

Boston Trust Walden Midcap Fund
WAMFX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Boston Trust Walden Midcap Fund (“Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Midcap Fund	$102	1.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 4.85% for the 12-month period ended December 31, 2025, trailing the Russell Midcap®Index return of 10.60% for the same period. Overall, the Fund maintained broad diversification across several equity sectors and industries. Stocks are purchased and sold based on fundamental research. The Fund invests principally in common stocks issued by middle capitalization companies.
2025 TOP EQUITY PERFORMANCE CONTRIBUTORS (%)
Sector
Industrials | Average Weight: 19.59%, Contribution to Return: 2.16%
Individual Holdings
Teradyne, Inc. (Information Technology) | Average Weight: 1.61%, Contribution to Return: 0.92%
TE Connectivity PLC (Information Technology) | Average Weight: 1.75%, Contribution to Return: 0.90%
Medpace Holdings, Inc. (Health Care) | Average Weight: 1.29%, Contribution to Return: 0.84%
2025 TOP EQUITY PERFORMANCE DETRACTORS (%)
Sector
Materials | Average Weight: 4.95%, Contribution to Return: -0.64%
Individual Holdings
Lululemon Athletica, Inc. (Consumer Discretionary) | Average Weight: 1.35%, Contribution to Return: -0.97%
FactSet Research Systems, Inc. (Financials) | Average Weight: 1.91%, Contribution to Return: -0.87%
Zebra Technologies Corp., Class A (Information Technology) | Average Weight: 1.11%, Contribution to Return: -0.63%
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in the Fund and in an appropriate, broad-based securities market index and a supplemental index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Walden Midcap Fund	4.85%	7.97%	10.23%
Russell Midcap® Index	10.60%	8.67%	11.01%
Russell 3000® Index	17.15%	13.15%	14.29%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://www.bostontrustwalden.com/strategies-funds/mutual-funds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$171,383,148
Total number of portfolio holdings	73
Total advisory fees paid	$1,227,183
Portfolio turnover rate for the period	33.06%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Paychex, Inc.	2.5%
Mettler-Toledo International, Inc.	2.2%
Ross Stores, Inc.	2.2%
Eversource Energy	2.1%
Jones Lang LaSalle, Inc.	2.1%
SEI Investments Co.	2.0%
Teradyne, Inc.	2.0%
Essential Utilities, Inc.	2.0%
TE Connectivity PLC	1.9%
Medpace Holdings, Inc.	1.9%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.bostontrustwalden.com/strategies-funds/mutual-funds/.
BOSTON TRUST WALDEN FUNDS

Boston Trust Walden SMID Cap Fund
WASMX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Boston Trust Walden SMID Cap Fund (“Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden SMID Cap Fund	$100	1.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 0.32%, for the 12-month period ended December 31, 2025, trailing the Russell 2500™ Index return of 11.91% for the same period. Overall, the Fund maintained broad diversification across equity sectors and industries. Stocks are purchased and sold based on fundamental research. The Fund invests principally in common stocks issued by small and mid-capitalization companies.
2025 TOP EQUITY PERFORMANCE CONTRIBUTORS (%)
Sector
Industrials | Average Weight: 26.74%, Contribution to Return: 2.60%
Individual Holdings
Teradyne, Inc. (Information Technology) | Average Weight: 1.28%, Contribution to Return: 1.00%
Medpace Holdings, Inc. (Health Care) | Average Weight: 1.46%, Contribution to Return: 0.82%
TopBuild Corp. (Consumer Discretionary ) | Average Weight: 1.91%, Contribution to Return: 0.59%
2025 TOP EQUITY PERFORMANCE DETRACTORS (%)
Sector
Consumer Staples | Average Weight: 6.01%, Contribution to Return: -1.77%
Individual Holdings
FactSet Research Systems, Inc. (Financials) | Average Weight: 1.82%, Contribution to Return: -0.88%
Simply Good Foods (The) Co. (Consumer Staples) | Average Weight: 1.07%, Contribution to Return: -0.67%
Choice Hotels International, Inc. (Consumer Discretionary) | Average Weight: 1.68%, Contribution to Return: -0.66%
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in the Fund and in an appropriate, broad-based securities market index and a supplemental index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Walden SMID Cap Fund	0.32%	7.45%	10.08%
Russell 2500TM Index	11.91%	7.26%	10.40%
Russell 3000® Index	17.15%	13.15%	14.29%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit www.bostontrustwalden.com/strategies-funds/mutual-funds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$329,791,825
Total number of portfolio holdings	68
Total advisory fees paid	$2,376,356
Portfolio turnover rate for the period	24.36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Applied Industrial Technologies, Inc.	2.6%
Jack Henry & Associates, Inc.	2.5%
Qualys, Inc.	2.3%
IDEX Corp.	2.3%
Cincinnati Financial Corp.	2.2%
TopBuild Corp.	2.2%
Cullen/Frost Bankers, Inc.	2.2%
Cboe Global Markets, Inc.	2.1%
Donaldson Co., Inc.	2.1%
A. O. Smith Corp.	2.1%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.bostontrustwalden.com/strategies-funds/mutual-funds/.
BOSTON TRUST WALDEN FUNDS

Boston Trust Walden Small Cap Fund
BOSOX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Boston Trust Walden Small Cap Fund (“Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Small Cap Fund	$98	1.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned -4.01%, for the 12-month period ended December 31, 2025, trailing the Russell 2000®Index return of 12.81% for the same period. Overall, the Fund maintained broad diversification across equity sectors and industries. Stocks are purchased and sold based on fundamental research. The Fund invests principally in common stocks issued by small capitalization companies.
2025 TOP EQUITY PERFORMANCE CONTRIBUTORS (%)
Sector
Industrials | Average Weight: 19.69%, Contribution to Return: 2.94%
Individual Holdings
InterDigital, Inc. (Information Technology) | Average Weight: 1.91%, Contribution to Return: 1.11%
Globus Medical, Inc. (Health Care) | Average Weight: 0.81%, Contribution to Return: 0.91%
Installed Building Products, Inc. (Consumer Discretionary) | Average Weight: 1.81%, Contribution to Return: 0.80%
2025 TOP EQUITY PERFORMANCE DETRACTORS (%)
Sector
Consumer Staples | Average Weight: 4.98%, Contribution to Return: -1.83%
Individual Holdings
Simply Good Foods Co. (Consumer Staples) | Average Weight: 1.86%, Contribution to Return: -1.21%
CorVel Corporation (Health Care) | Average Weight: 1.72%, Contribution to Return: -0.70%
Choice Hotels International (Consumer Discretionary) | Average Weight: 1.65%, Contribution to Return: -0.67%
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in the Fund and in an appropriate, broad-based securities market index and a supplemental index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Walden Small Cap Fund	(4.01)%	6.75%	9.74%
Russell 2000® Index	12.81%	6.09%	9.62%
Russell 3000® Index	17.15%	13.15%	14.29%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://www.bostontrustwalden.com/strategies-funds/mutual-funds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$1,112,434,079
Total number of portfolio holdings	70
Total advisory fees paid	$9,868,739
Portfolio turnover rate for the period	27.00%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Watts Water Technologies, Inc., Class A	2.5%
Installed Building Products, Inc.	2.3%
Donaldson Co., Inc.	2.3%
Cullen/Frost Bankers, Inc.	2.3%
Littelfuse, Inc.	2.3%
Applied Industrial Technologies, Inc.	2.2%
Qualys, Inc.	2.1%
AptarGroup, Inc.	2.1%
ExlService Holdings, Inc.	2.1%
Globus Medical, Inc., Class A	2.0%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.bostontrustwalden.com/strategies-funds/mutual-funds/.
BOSTON TRUST WALDEN FUNDS

Boston Trust Walden International Equity Fund
WIEFX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Boston Trust Walden International Equity Fund (“Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden International Equity Fund	$104	0.95%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 19.63%, for the 12-month period ended December 31, 2025, trailing the MSCI World ex-USA Index return of 31.85% for the same period. Overall, the Fund maintained broad diversification across several equity sectors and industries. Stocks are purchased and sold based on fundamental research. The Fund invests principally in common stocks issued by international companies.
2025 TOP EQUITY PERFORMANCE CONTRIBUTORS (%)
Sector
Financials | Average Weight: 25.37%, Contribution to Return: 8.65%
Individual Holdings
Roche Holding Ltd. (Health Care) | Average Weight: 3.20%, Contribution to Return: 1.45%
ASML Holding NV (Information Technology) | Average Weight: 2.67%, Contribution to Return: 1.33%
Next PLC (Consumer Discretionary) | Average Weight: 2.23%, Contribution to Return: 1.14%
2025 TOP EQUITY PERFORMANCE DETRACTORS (%)
Sector
Health Care | Average Weight: 10.23%, Contribution to Return: -0.30%
Individual Holdings
Novo Nordisk A/S, Class B (Health Care) | Average Weight: 1.35%, Contribution to Return: -0.90%
Sysmex Corp. (Health Care) | Average Weight: 1.53%, Contribution to Return: -0.89%
Wolters Kluwer NV (Industrials ) | Average Weight: 1.17%, Contribution to Return: -0.58%
Fund Performance
The following graph and chart compare the initial and subsequent account values since the inception of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in the Fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Walden International Equity Fund	19.63%	7.61%	7.28%
MSCI World ex-USA Index	31.85%	9.46%	8.55%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://www.bostontrustwalden.com/investment-services/mutual-funds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$220,892,609
Total number of portfolio holdings	62
Total advisory fees paid	$1,843,394
Portfolio turnover rate for the period	34.97%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
ASML Holding NV	3.6%
Royal Bank of Canada	3.3%
Roche Holding AG	3.2%
Schneider Electric SE	2.6%
Nestle SA (Registered)	2.5%
Assa Abloy AB, Class B	2.4%
Unilever PLC	2.3%
Next PLC	2.3%
DBS Group Holdings Ltd.	2.3%
Atlas Copco AB, Class B	2.3%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.bostontrustwalden.com/strategies-funds/mutual-funds/.
BOSTON TRUST WALDEN FUNDS

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) The audit committee financial experts are Diane Armstrong and Louis F. Hutt, and each are “independent” for purposes of this Item 3 of Form N-CSR

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $110,100 and $110,100 for 2024 and 2025, respectively.

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 and $0 for 2024 and 2025, respectively.

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $31,000 and $35,000 for 2024 and 2025, respectively.

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 and $0 for 2024 and 2025, respectively.

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Funds and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Fund officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2) For the fiscal years ended December 31, 2025 and 2024, 100% of all the fees in paragraph (b) through (d) were approved by the Audit Committee.

(f) Not applicable.

(g) For the fiscal year ended December 31, 2025, Cohen & Company, Ltd. billed non-audit fees of $35,000. For the fiscal year ended December 31, 2024 , Cohen & Company, Ltd. billed non-audit fees of $31,000.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as part of the Financial Statements filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Financial Statements are attached herewith.

(b) The Financial Highlights are attached herewith.

Annual Financial Statements
December 31, 2025

Boston Trust Asset Management Fund

Boston Trust Equity Fund

Boston Trust Midcap Fund

Boston Trust SMID Cap Fund
Boston Trust Walden Balanced Fund

Boston Trust Walden Equity Fund

Boston Trust Walden Midcap Fund

Boston Trust Walden SMID Cap Fund

Boston Trust Walden Small Cap Fund

Boston Trust Walden International Equity Fund

Table of Contents
Annual Financial Statements
December 31, 2025

Boston Trust Walden Inc., a subsidiary of Boston Trust Walden National Association, serves as investment adviser (the “Adviser”) to the Boston Trust Walden Funds and receives a fee for its services. Boston Trust Walden National Association provides certain administrative, operational, and investment support functions for the Adviser and is paid a fee for these services by the Adviser.
Shares of the Boston Trust Walden Funds are not deposits of, obligations of, or guaranteed by Boston Trust Walden National Association or its affiliates, nor are they federally insured by the FDIC. Investments in the Boston Trust Walden Funds involve investment risks, including the possible loss of principal. The Boston Trust Walden Funds are distributed by Foreside Financial Services, LLC.
The foregoing information and opinions are for general information only. The Boston Trust Walden Funds and Boston Trust Walden National Association do not assume liability for any loss which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only, and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice. Portfolio composition is as of December 31, 2025 and is subject to change without notice.
The Boston Trust Walden Funds may invest in foreign securities which may involve risks not typically associated with U.S. investments.
The Boston Trust Walden Funds’ ESG integration and, as applicable, values based screening could cause the Boston Trust Walden Funds to avoid investments that may result in the Boston Trust Walden Funds underperforming similar funds without comparable ESG Policies.

Schedule of Portfolio Investments
Boston Trust Asset Management Fund
December 31, 2025

Common Stocks (75.3%)
	Shares	Fair Value ($)
Communication Services (8.8%)
Alphabet, Inc., Class A	40,000	12,520,000
Alphabet, Inc., Class C	75,500	23,691,900
Meta Platforms, Inc., Class A	10,000	6,600,900
Netflix, Inc. (a)	40,000	3,750,400
		46,563,200
Consumer Discretionary (6.6%)
Amazon.com, Inc. (a)	60,000	13,849,200
Lowe's Cos., Inc.	10,000	2,411,600
NIKE, Inc., Class B	102,500	6,530,275
O'Reilly Automotive, Inc. (a)	67,500	6,156,675
Ross Stores, Inc.	15,000	2,702,100
Starbucks Corp.	40,000	3,368,400
		35,018,250
Consumer Staples (4.2%)
Church & Dwight Co., Inc.	48,750	4,087,688
Costco Wholesale Corp.	6,000	5,174,040
McCormick & Co., Inc. (Non Voting)	40,000	2,724,400
PepsiCo, Inc.	30,000	4,305,600
Procter & Gamble (The) Co.	25,000	3,582,750
Sysco Corp.	35,000	2,579,150
		22,453,628
Energy (2.7%)
Chevron Corp.	20,000	3,048,200
Exxon Mobil Corp.	94,500	11,372,130
		14,420,330
Financials (13.6%)
American Express Co.	19,750	7,306,512
Berkshire Hathaway, Inc., Class B (a)	20,000	10,053,000
Chubb Ltd.	18,000	5,618,160
Cincinnati Financial Corp.	60,000	9,799,200
JPMorgan Chase & Co.	70,000	22,555,400
Visa, Inc., Class A	47,500	16,658,725
		71,990,997
Health Care (8.5%)
Becton, Dickinson & Co.	35,000	6,792,450
Edwards Lifesciences Corp. (a)	95,000	8,098,750
Johnson & Johnson	50,000	10,347,500
Mettler-Toledo International, Inc. (a)	3,500	4,879,665
Stryker Corp.	25,000	8,786,750
UnitedHealth Group, Inc.	9,000	2,970,990
Waters Corp. (a)	7,500	2,848,725
		44,724,830
Industrials (8.3%)
Automatic Data Processing, Inc.	45,000	11,575,350
Donaldson Co., Inc.	50,000	4,433,000
Hubbell, Inc.	18,500	8,216,035
Illinois Tool Works, Inc.	25,400	6,256,020
Union Pacific Corp.	25,500	5,898,660
W.W. Grainger, Inc.	7,300	7,366,065
		43,745,130
Information Technology (19.5%)
Accenture PLC, Class A	30,000	8,049,000
Analog Devices, Inc.	22,500	6,102,000
Common Stocks (continued)
	Shares	Fair Value ($)
Information Technology (continued)
Apple, Inc.	120,000	32,623,200
Cisco Systems, Inc.	65,000	5,006,950
Microsoft Corp.	75,000	36,271,500
NVIDIA Corp.	45,000	8,392,500
Oracle Corp.	10,000	1,949,100
TE Connectivity PLC	20,000	4,550,200
		102,944,450
Materials (1.5%)
Air Products and Chemicals, Inc.	15,000	3,705,300
AptarGroup, Inc.	32,500	3,963,700
		7,669,000
Utilities (1.6%)
Essential Utilities, Inc.	110,000	4,219,600
WEC Energy Group, Inc.	40,000	4,218,400
		8,438,000
TOTAL COMMON STOCKS (Cost $101,457,005)		397,967,815

Corporate Bonds (3.6%)
	Principal Amount ($)
Communication Services (0.1%)
Verizon Communications, Inc., 4.02%, 12/3/29, Callable 9/3/29 @ 100	250,000	248,318
Consumer Discretionary (0.6%)
Home Depot (The), Inc., 2.70%, 4/15/30	1,000,000	946,626
Lowe's Cos., Inc., 3.10%, 5/3/27, Callable 2/3/27 @ 100	750,000	741,764
Lowe's Cos., Inc., 1.30%, 4/15/28	750,000	707,419
McDonald's Corp., 2.63%, 9/1/29, MTN, Callable 6/1/29 @ 100	500,000	477,011
Toyota Motor Credit Corp., 3.65%, 1/8/29	350,000	346,866
		3,219,686
Consumer Staples (0.1%)
Estee Lauder (The) Cos., Inc., 2.38%, 12/1/29, Callable 9/1/29 @ 100	750,000	702,636
Financials (0.7%)
Bank of America Corp., 4.18%, 11/25/27, Callable 11/25/26 @ 100	500,000	501,236
Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	2,000,000	1,996,750
Cincinnati Financial Corp., 6.92%, 5/15/28	500,000	532,698
JPMorgan Chase & Co., (Variable, 3M CME Term SOFR + 1.38%), 4.01%, 4/23/29(b)	500,000	499,672
		3,530,356
Health Care (0.7%)
Becton, Dickinson & Co., 6.70%, 12/1/26	750,000	763,218
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Asset Management Fund
December 31, 2025
Corporate Bonds (continued)
	Principal Amount ($)	Fair Value ($)
Health Care (continued)
Merck & Co., Inc., 1.70%, 6/10/27	350,000	340,827
Pfizer, Inc., 3.60%, 9/15/28	500,000	499,332
Stryker Corp., 1.95%, 6/15/30	1,000,000	908,707
UnitedHealth Group, Inc., 3.38%, 4/15/27	500,000	497,084
Zoetis, Inc., 3.90%, 8/20/28	750,000	749,792
		3,758,960
Industrials (0.8%)
Emerson Electric Co., 2.00%, 12/21/28, Callable 10/21/28 @ 100	1,400,000	1,328,317
Hubbell, Inc., 3.50%, 2/15/28	1,000,000	990,115
John Deere Capital Corp., 2.80%, 9/8/27, MTN	500,000	491,972
John Deere Capital Corp., 3.45%, 3/7/29, MTN	1,250,000	1,232,876
Union Pacific Corp., 3.95%, 9/10/28	400,000	400,974
		4,444,254
Information Technology (0.5%)
Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	2,500,000	2,497,484
Materials (0.1%)
Air Products and Chemicals, Inc., 1.85%, 5/15/27	400,000	390,016
TOTAL CORPORATE BONDS (Cost $18,745,616)		18,791,710

U.S. Government & U.S. Government Agency Obligations (19.8%)

Federal Farm Credit Bank (1.7%)
3.39%, 2/1/28	2,000,000	1,995,699
3.88%, 9/20/32	1,000,000	992,010
4.38%, 3/3/33	1,500,000	1,529,134
3.25%, 2/27/34	1,500,000	1,392,239
3.50%, 3/2/34	3,000,000	2,836,177
		8,745,259
Federal Home Loan Bank (1.1%)
2.50%, 12/10/27	1,500,000	1,472,774
3.50%, 7/20/32	1,500,000	1,450,556
4.00%, 6/10/33	2,500,000	2,489,314
		5,412,644
U.S. Treasury Bond (5.5%)
5.38%, 2/15/31	5,500,000	5,918,945
4.50%, 2/15/36	15,250,000	15,775,410
3.50%, 2/15/39	4,250,000	3,884,434
4.50%, 2/15/44	4,000,000	3,883,750
		29,462,539
U.S. Treasury Inflation Indexed Note (1.6%)
1.13%, 1/15/33	7,087,535	6,825,918
1.38%, 7/15/33	1,604,175	1,569,520
		8,395,438
U.S. Treasury Note (9.9%)
2.13%, 5/31/26	5,000,000	4,970,049
4.13%, 6/15/26	4,000,000	4,011,125
U.S. Government & U.S. Government Agency Obligations (continued)
	Principal Amount ($)	Fair Value ($)
U.S. Treasury Note (continued)
2.25%, 11/15/27	6,500,000	6,356,543
3.25%, 6/30/29	6,500,000	6,429,160
0.88%, 11/15/30	4,000,000	3,500,156
3.38%, 5/15/33	6,000,000	5,777,813
3.88%, 8/15/33	14,000,000	13,907,578
4.00%, 2/15/34	7,750,000	7,740,010
		52,692,434
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $101,976,561)		104,708,314

Investment Companies (1.1%)
	Shares
Northern Institutional Treasury Portfolio (Premier Class), 3.63% (c)	5,619,613	5,619,613
TOTAL INVESTMENT COMPANIES (Cost $5,619,613)		5,619,613
Total Investments (Cost $227,798,795) — 99.8%(d)		527,087,452
Other assets in excess of liabilities — 0.2%		1,205,956
Net Assets — 100.0%		$528,293,408

(a)	Non-income producing security.
(b)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2025.
(c)	Rate disclosed is the seven-day yield as of December 31, 2025.
(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

CME	Chicago Mercantile Exchange
MTN	Medium Term Note
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
See Notes to Financial Statements

Financial Statements
Boston Trust Asset Management Fund
Statement of Assets and Liabilities
December 31, 2025
Assets:
Investments, at fair value (cost $227,798,795)	$527,087,452
Interest and dividends receivable	1,576,388
Receivable for tax reclaims	3,492
Receivable for capital shares issued	7,004
Prepaid expenses	18,221
Total Assets	528,692,557
Liabilities:
Payable for capital shares redeemed	268
Accrued expenses and other liabilities:
Investment adviser	338,464
Administration and accounting	17,027
Custodian	4,416
Shareholder servicing fees	10,935
Transfer agent	4,711
Trustee	321
Other	23,007
Total Liabilities	399,149
Net Assets	$528,293,408
Composition of Net Assets:
Paid in capital	$193,996,193
Total distributable earnings	334,297,215
Net Assets	$528,293,408
Shares outstanding (par value $0.01, unlimited number of shares authorized)	8,891,156
Net Asset Value, Offering Price and Redemption price per share	$59.42
Statement of Operations
For the year ended December 31, 2025
Investment Income:
Dividends	$6,038,247
Interest	5,608,185
Total Investment Income	11,646,432
Expenses:
Investment adviser	4,029,646
Administration and accounting	100,777
Chief compliance officer	19,529
Custodian	27,908
Shareholder servicing	121,000
Transfer agency	30,485
Trustee	41,468
Other	100,681
Total expenses	4,471,494
Net Expenses	4,471,494
Net Investment Income	7,174,938
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	75,772,923
Change in unrealized depreciation on investments	(40,513,791)
Net realized/unrealized gains on investments	35,259,132
Change in Net Assets Resulting from Operations	$42,434,070
See Notes to Financial Statements

Financial Statements
Boston Trust Asset Management Fund
Statements of Changes in Net Assets
	For the year ended December 31, 2025	For the year ended December 31, 2024
Investment Activities:
Operations:
Net investment income	$7,174,938	$7,591,089
Net realized gains from investment transactions	75,772,923	45,838,007
Change in unrealized appreciation (depreciation) on investments	(40,513,791)	8,903,350
Change in Net Assets Resulting from Operations	42,434,070	62,332,446
Distributions To Shareholders:
Total Distributions	(59,781,253)	(34,998,197)
Change in Net Assets Resulting from distributions to shareholders	(59,781,253)	(34,998,197)
Capital Share Transactions:
Proceeds from shares issued	3,858,333	9,273,550
Dividends reinvested	27,543,455	16,908,044
Cost of shares redeemed	(55,375,508)	(53,408,811)
Change in Net Assets Resulting from Capital Share Transactions	(23,973,720)	(27,227,217)
Change in Net Assets	(41,320,903)	107,032
Net Assets:
Beginning of year	569,614,311	569,507,279
End of year	$528,293,408	$569,614,311
Share Transactions:
Issued	62,373	150,045
Reinvested	464,555	266,899
Redeemed	(880,066)	(856,568)
Change in shares	(353,138)	(439,624)
See Notes to Financial Statements

Financial Statements
Boston Trust Asset Management Fund
Financial Highlights
Selected data for a share outstanding throughout the years indicated.
	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Net Asset Value, Beginning of Period	$ 61.62	$ 58.81	$ 55.13	$ 67.46	$ 56.29
Investment Activities:
Operations:
Net investment income	0.85	0.85	0.89	0.63	0.48
Net realized/unrealized gains (losses) from investments	4.02	5.83	6.60	(10.42)	11.69
Total from investment activities	4.87	6.68	7.49	(9.79)	12.17
Distributions from:
Net investment income	(0.85)	(0.94)	(0.80)	(0.65)	(0.49)
Net realized gains from investment transactions	(6.22)	(2.93)	(3.01)	(1.89)	(0.51)
Total distributions	(7.07)	(3.87)	(3.81)	(2.54)	(1.00)
Net Asset Value, End of Period	$ 59.42	$ 61.62	$ 58.81	$ 55.13	$ 67.46
Total Return	7.92%	11.19%	13.72%	(14.65)%	21.65%
Ratios/Supplemental Data:
Net assets at end of year (000's)	$ 528,293	$ 569,614	$ 569,507	$ 551,338	$ 702,741
Ratio of net expenses to average net assets	0.80%	0.80%	0.82%	0.83%	0.81%
Ratio of net investment income to average net assets	1.29%	1.30%	1.45%	1.05%	0.77%
Portfolio turnover rate	10.65%	7.52%	24.76%(a)	35.52%	6.51%

(a)	Excludes impact of in-kind transactions.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Equity Fund
December 31, 2025

Common Stocks (99.5%)
	Shares	Fair Value ($)
Communication Services (13.9%)
Alphabet, Inc., Class A	15,000	4,695,000
Alphabet, Inc., Class C	65,000	20,397,000
Meta Platforms, Inc., Class A	10,500	6,930,945
Netflix, Inc. (a)	25,000	2,344,000
		34,366,945
Consumer Discretionary (9.2%)
Amazon.com, Inc. (a)	35,000	8,078,700
Lowe's Cos., Inc.	10,000	2,411,600
NIKE, Inc., Class B	24,000	1,529,040
O'Reilly Automotive, Inc. (a)	46,125	4,207,061
Ross Stores, Inc.	7,000	1,260,980
Starbucks Corp.	23,000	1,936,830
TJX (The) Cos., Inc.	21,500	3,302,615
		22,726,826
Consumer Staples (6.5%)
Church & Dwight Co., Inc.	20,000	1,677,000
Costco Wholesale Corp.	7,000	6,036,380
McCormick & Co., Inc. (Non Voting)	28,000	1,907,080
PepsiCo, Inc.	18,000	2,583,360
Procter & Gamble (The) Co.	9,000	1,289,790
Sysco Corp.	34,000	2,505,460
		15,999,070
Energy (3.2%)
Chevron Corp.	13,000	1,981,330
Exxon Mobil Corp.	50,000	6,017,000
		7,998,330
Financials (15.2%)
American Express Co.	10,500	3,884,475
Berkshire Hathaway, Inc., Class B (a)	8,250	4,146,862
Chubb Ltd.	10,000	3,121,200
Cincinnati Financial Corp.	20,000	3,266,400
JPMorgan Chase & Co.	41,000	13,211,020
Visa, Inc., Class A	28,000	9,819,880
		37,449,837
Health Care (10.5%)
Becton, Dickinson & Co.	15,000	2,911,050
Cooper (The) Cos., Inc. (a)	15,250	1,249,890
Edwards Lifesciences Corp. (a)	22,500	1,918,125
Johnson & Johnson	28,500	5,898,075
Mettler-Toledo International, Inc. (a)	1,500	2,091,285
Stryker Corp.	12,000	4,217,640
UnitedHealth Group, Inc.	6,200	2,046,682
Waters Corp. (a)	10,750	4,083,173
Zoetis, Inc.	12,000	1,509,840
		25,925,760
Industrials (12.4%)
Automatic Data Processing, Inc.	20,000	5,144,600
Deere & Co.	4,750	2,211,458
Donaldson Co., Inc.	15,000	1,329,900
Hubbell, Inc.	10,000	4,441,100
Illinois Tool Works, Inc.	15,000	3,694,500
Lockheed Martin Corp.	6,000	2,902,020
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Union Pacific Corp.	18,500	4,279,420
W.W. Grainger, Inc.	6,500	6,558,825
		30,561,823
Information Technology (23.8%)
Accenture PLC, Class A	24,000	6,439,200
Analog Devices, Inc.	16,500	4,474,800
Apple, Inc.	63,100	17,154,366
Microsoft Corp.	43,000	20,795,660
NVIDIA Corp.	28,000	5,222,000
Oracle Corp.	6,425	1,252,297
TE Connectivity PLC	15,350	3,492,278
		58,830,601
Materials (2.2%)
Air Products and Chemicals, Inc.	14,800	3,655,896
AptarGroup, Inc.	14,250	1,737,930
		5,393,826
Utilities (2.6%)
Essential Utilities, Inc.	100,000	3,836,000
WEC Energy Group, Inc.	25,000	2,636,500
		6,472,500
TOTAL COMMON STOCKS (Cost $81,509,961)		245,725,518

Investment Companies (0.5%)

Northern Institutional Treasury Portfolio (Premier Class), 3.63% (b)	1,247,571	1,247,571
TOTAL INVESTMENT COMPANIES (Cost $1,247,571)		1,247,571
Total Investments (Cost $82,757,532) — 100.0%(c)		246,973,089
Liabilities in excess of other assets — (0.0)%(d)		(29,095)
Net Assets — 100.0%		$246,943,994

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of December 31, 2025.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.
(d)	Represents less than 0.05%.

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Equity Fund
Statement of Assets and Liabilities
December 31, 2025
Assets:
Investments, at fair value (cost $82,757,532)	$246,973,089
Dividend receivable	154,959
Receivable for tax reclaims	1,940
Prepaid expenses	5,854
Total Assets	247,135,842
Liabilities:
Accrued expenses and other liabilities:
Investment adviser	162,050
Administration and accounting	10,157
Custodian	2,230
Shareholder servicing fees	2,028
Transfer agent	4,389
Trustee	146
Other	10,848
Total Liabilities	191,848
Net Assets	$246,943,994
Composition of Net Assets:
Paid in capital	$68,838,359
Total distributable earnings	178,105,635
Net Assets	$246,943,994
Shares outstanding (par value $0.01, unlimited number of shares authorized)	5,485,913
Net Asset Value, Offering Price and Redemption price per share	$45.01
Statement of Operations
For the year ended December 31, 2025
Investment Income:
Dividends	$3,344,282
Less: Foreign tax withholding	(90)
Total Investment Income	3,344,192
Expenses:
Investment adviser	1,859,318
Administration and accounting	59,672
Chief compliance officer	8,664
Custodian	13,933
Shareholder servicing	23,649
Transfer agency	27,195
Trustee	18,339
Other	43,323
Total expenses	2,054,093
Net Expenses	2,054,093
Net Investment Income	1,290,099
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	28,463,276
Change in unrealized depreciation on investments	(8,443,749)
Net realized/unrealized gains on investments	20,019,527
Change in Net Assets Resulting from Operations	$21,309,626
See Notes to Financial Statements

Financial Statements
Boston Trust Equity Fund
Statements of Changes in Net Assets
	For the year ended December 31, 2025	For the year ended December 31, 2024
Investment Activities:
Operations:
Net investment income	$1,290,099	$1,512,714
Net realized gains from investment transactions	28,463,276	7,958,260
Change in unrealized appreciation (depreciation) on investments	(8,443,749)	21,238,725
Change in Net Assets Resulting from Operations	21,309,626	30,709,699
Distributions To Shareholders:
Total Distributions	(17,712,214)	(6,097,992)
Change in Net Assets Resulting from distributions to shareholders	(17,712,214)	(6,097,992)
Capital Share Transactions:
Proceeds from shares issued	3,750,350	8,936,774
Dividends reinvested	5,943,100	2,360,981
Cost of shares redeemed	(12,269,842)	(12,890,658)
Change in Net Assets Resulting from Capital Share Transactions	(2,576,392)	(1,592,903)
Change in Net Assets	1,021,020	23,018,804
Net Assets:
Beginning of year	245,922,974	222,904,170
End of year	$246,943,994	$245,922,974
Share Transactions:
Issued	80,638	213,955
Reinvested	132,452	51,292
Redeemed	(269,480)	(301,521)
Change in shares	(56,390)	(36,274)
See Notes to Financial Statements

Financial Statements
Boston Trust Equity Fund
Financial Highlights
Selected data for a share outstanding throughout the years indicated.
	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Net Asset Value, Beginning of Period	$ 44.37	$ 39.96	$ 34.61	$ 41.55	$ 32.89
Investment Activities:
Operations:
Net investment income	0.24	0.28	0.30	0.24	0.20
Net realized/unrealized gains (losses) from investments	3.70	5.24	5.67	(6.08)	9.56
Total from investment activities	3.94	5.52	5.97	(5.84)	9.76
Distributions from:
Net investment income	(0.24)	(0.33)	(0.26)	(0.24)	(0.20)
Net realized gains from investment transactions	(3.06)	(0.78)	(0.36)	(0.86)	(0.90)
Total distributions	(3.30)	(1.11)	(0.62)	(1.10)	(1.10)
Net Asset Value, End of Period	$ 45.01	$ 44.37	$ 39.96	$ 34.61	$ 41.55
Total Return	8.90%	13.72%	17.29%	(14.16)%	29.77%
Ratios/Supplemental Data:
Net assets at end of year (000's)	$ 246,944	$ 245,923	$ 222,904	$ 191,430	$ 222,866
Ratio of net expenses to average net assets	0.83%	0.83%	0.85%	0.86%	0.85%
Ratio of net investment income to average net assets	0.52%	0.63%	0.81%	0.66%	0.53%
Portfolio turnover rate	13.82%	3.22%	6.19%	10.30%	7.33%
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Midcap Fund
December 31, 2025

Common Stocks (99.2%)
	Shares	Fair Value ($)
Communication Services (1.3%)
New York Times (The) Co., Class A	38,650	2,683,083
Consumer Discretionary (9.7%)
AutoZone, Inc. (a)	658	2,231,607
Choice Hotels International, Inc.	25,250	2,405,315
DR Horton, Inc.	15,745	2,267,752
Genuine Parts Co.	17,370	2,135,815
Lululemon Athletica, Inc. (a)	10,340	2,148,755
Ross Stores, Inc.	25,810	4,649,414
Ulta Beauty, Inc. (a)	4,060	2,456,341
Williams-Sonoma, Inc.	10,025	1,790,365
		20,085,364
Consumer Staples (6.3%)
BJ's Wholesale Club Holdings, Inc. (a)	33,265	2,994,848
Church & Dwight Co., Inc.	22,930	1,922,681
McCormick & Co., Inc. (Non Voting)	34,785	2,369,206
Sprouts Farmers Market, Inc. (a)	25,380	2,022,025
Sysco Corp.	51,625	3,804,246
		13,113,006
Energy (4.0%)
EOG Resources, Inc.	26,925	2,827,394
Magnolia Oil & Gas Corp., Class A	154,120	3,373,687
SLB Ltd.	54,660	2,097,851
		8,298,932
Financials (15.7%)
American Financial Group, Inc.	28,680	3,919,983
Brown & Brown, Inc.	26,140	2,083,358
Cboe Global Markets, Inc.	9,265	2,325,515
Cincinnati Financial Corp.	20,670	3,375,824
Commerce Bancshares, Inc.	38,865	2,034,194
Cullen/Frost Bankers, Inc.	21,005	2,659,863
East West Bancorp, Inc.	19,475	2,188,795
FactSet Research Systems, Inc.	11,195	3,248,677
Jack Henry & Associates, Inc.	13,310	2,428,809
MSCI, Inc.	6,640	3,809,567
SEI Investments Co.	52,310	4,290,466
		32,365,051
Health Care (12.7%)
Agilent Technologies, Inc.	19,490	2,652,004
Cooper (The) Cos., Inc. (a)	28,000	2,294,880
Edwards Lifesciences Corp. (a)	38,385	3,272,321
Medpace Holdings, Inc. (a)	6,740	3,785,521
Mettler-Toledo International, Inc. (a)	3,025	4,217,425
STERIS PLC	14,895	3,776,181
Veeva Systems, Inc., Class A (a)	8,595	1,918,662
Zimmer Biomet Holdings, Inc.	22,645	2,036,238
Zoetis, Inc.	17,265	2,172,282
		26,125,514
Industrials (20.5%)
A. O. Smith Corp.	29,865	1,997,371
Allegion PLC	21,705	3,455,870
AMETEK, Inc.	14,450	2,966,730
Broadridge Financial Solutions, Inc.	8,910	1,988,445
Core & Main, Inc., Class A (a)	39,185	2,036,445
Donaldson Co., Inc.	32,750	2,903,615
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Expeditors International of Washington, Inc.	22,690	3,381,037
Hubbell, Inc.	7,620	3,384,118
IDEX Corp.	16,880	3,003,627
Lincoln Electric Holdings, Inc.	8,615	2,064,499
Nordson Corp.	14,145	3,400,882
Paychex, Inc.	44,235	4,962,282
Paycom Software, Inc.	13,415	2,137,814
Snap-on, Inc.	6,195	2,134,797
Verisk Analytics, Inc.	10,775	2,410,260
		42,227,792
Information Technology (11.9%)
Amdocs Ltd.	20,350	1,638,378
Dynatrace, Inc. (a)	56,330	2,441,342
Fortinet, Inc. (a)	34,255	2,720,190
GoDaddy, Inc., Class A (a)	15,025	1,864,302
NetApp, Inc.	26,210	2,806,829
ON Semiconductor Corp. (a)	34,770	1,882,795
Qualys, Inc. (a)	23,520	3,125,808
TE Connectivity PLC	17,370	3,951,849
Teradyne, Inc.	21,480	4,157,669
		24,589,162
Materials (5.1%)
AptarGroup, Inc.	28,900	3,524,644
Avery Dennison Corp.	12,170	2,213,480
Ball Corp.	31,755	1,682,062
RPM International, Inc.	29,670	3,085,680
		10,505,866
Real Estate (4.6%)
AvalonBay Communities, Inc.	9,720	1,762,333
Camden Property Trust	16,675	1,835,584
Jones Lang LaSalle, Inc. (a)	10,815	3,638,923
STAG Industrial, Inc.	59,070	2,171,413
		9,408,253
Utilities (7.4%)
Atmos Energy Corp.	17,815	2,986,329
Essential Utilities, Inc.	99,045	3,799,366
Eversource Energy	48,120	3,239,920
ONE Gas, Inc.	26,640	2,057,940
WEC Energy Group, Inc.	30,155	3,180,146
		15,263,701
TOTAL COMMON STOCKS (Cost $152,047,734)		204,665,724

See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Midcap Fund
December 31, 2025

Investment Companies (0.8%)
	Shares	Fair Value ($)
Northern Institutional Treasury Portfolio (Premier Class), 3.63% (b)	1,709,847	1,709,847
TOTAL INVESTMENT COMPANIES (Cost $1,709,847)		1,709,847
Total Investments (Cost $153,757,581) — 100.0%(c)		206,375,571
Liabilities in excess of other assets — (0.0)%		(82,475)
Net Assets — 100.0%		$206,293,096

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of December 31, 2025.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Midcap Fund
Statement of Assets and Liabilities
December 31, 2025
Assets:
Investments, at fair value (cost $153,757,581)	$206,375,571
Dividend receivable	188,311
Receivable for capital shares issued	49,211
Prepaid expenses	15,156
Total Assets	206,628,249
Liabilities:
Payable for capital shares redeemed	139,470
Accrued expenses and other liabilities:
Investment adviser	136,005
Administration and accounting	9,420
Custodian	3,228
Shareholder servicing fees	29,298
Transfer agent	5,118
Trustee	124
Other	12,490
Total Liabilities	335,153
Net Assets	$206,293,096
Composition of Net Assets:
Paid in capital	$150,532,161
Total distributable earnings	55,760,935
Net Assets	$206,293,096
Shares outstanding (par value $0.01, unlimited number of shares authorized)	8,992,219
Net Asset Value, Offering Price and Redemption price per share	$22.94
Statement of Operations
For the year ended December 31, 2025
Investment Income:
Dividends	$3,804,150
Total Investment Income	3,804,150
Expenses:
Investment adviser	1,775,686
Administration and accounting	58,777
Chief compliance officer	8,410
Custodian	22,501
Shareholder servicing	347,499
Transfer agency	31,626
Trustee	17,857
Other	63,821
Total expenses	2,326,177
Net Expenses	2,326,177
Net Investment Income	1,477,973
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	22,084,707
Change in unrealized depreciation on investments	(13,836,175)
Net realized/unrealized gains on investments	8,248,532
Change in Net Assets Resulting from Operations	$9,726,505
See Notes to Financial Statements

Financial Statements
Boston Trust Midcap Fund
Statements of Changes in Net Assets
	For the year ended December 31, 2025	For the year ended December 31, 2024
Investment Activities:
Operations:
Net investment income	$1,477,973	$1,394,048
Net realized gains from investment transactions	22,084,707	14,334,952
Change in unrealized appreciation (depreciation) on investments	(13,836,175)	8,373,089
Change in Net Assets Resulting from Operations	9,726,505	24,102,089
Distributions To Shareholders:
Total Distributions	(21,070,114)	(10,464,439)
Change in Net Assets Resulting from distributions to shareholders	(21,070,114)	(10,464,439)
Capital Share Transactions:
Proceeds from shares issued	19,784,744	50,266,287
Dividends reinvested	15,664,326	8,275,072
Cost of shares redeemed	(72,129,792)	(46,383,425)
Change in Net Assets Resulting from Capital Share Transactions	(36,680,722)	12,157,934
Change in Net Assets	(48,024,331)	25,795,584
Net Assets:
Beginning of year	254,317,427	228,521,843
End of year	$206,293,096	$254,317,427
Share Transactions:
Issued	812,643	2,083,907
Reinvested	679,286	323,751
Redeemed	(2,940,160)	(1,912,742)
Change in shares	(1,448,231)	494,916
See Notes to Financial Statements

Financial Statements
Boston Trust Midcap Fund
Financial Highlights
Selected data for a share outstanding throughout the years indicated.
	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Net Asset Value, Beginning of Period	$ 24.36	$ 22.98	$ 21.26	$ 24.96	$ 21.02
Investment Activities:
Operations:
Net investment income	0.18	0.14	0.13	0.10	0.08
Net realized/unrealized gains (losses) from investments	0.89	2.27	2.60	(2.80)	5.09
Total from investment activities	1.07	2.41	2.73	(2.70)	5.17
Distributions from:
Net investment income	(0.18)	(0.15)	(0.10)	(0.09)	(0.10)
Net realized gains from investment transactions	(2.31)	(0.88)	(0.91)	(0.91)	(1.13)
Total distributions	(2.49)	(1.03)	(1.01)	(1.00)	(1.23)
Net Asset Value, End of Period	$ 22.94	$ 24.36	$ 22.98	$ 21.26	$ 24.96
Total Return	4.35%	10.28%	13.05%	(10.94)%	24.81%
Ratios/Supplemental Data:
Net assets at end of year (000's)	$ 206,293	$ 254,317	$ 228,522	$ 162,514	$ 172,765
Ratio of net expenses to average net assets	0.98%	0.98%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.62%	0.57%	0.57%	0.45%	0.36%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (a)	0.98%	0.98%	0.98%	1.00%	1.00%
Portfolio turnover rate	29.70%	31.14%	26.29%	27.89%	19.72%

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust SMID Cap Fund
December 31, 2025

Common Stocks (99.1%)
	Shares	Fair Value ($)
Communication Services (1.7%)
New York Times (The) Co., Class A	176,183	12,230,624
Consumer Discretionary (8.0%)
Cavco Industries, Inc. (a)	11,208	6,621,014
Choice Hotels International, Inc.	88,828	8,461,755
Genuine Parts Co.	40,245	4,948,525
Service Corp. International	153,126	11,939,234
Texas Roadhouse, Inc.	47,916	7,954,056
TopBuild Corp. (a)	26,646	11,116,445
Williams-Sonoma, Inc.	44,795	7,999,939
		59,040,968
Consumer Staples (4.8%)
BJ's Wholesale Club Holdings, Inc. (a)	155,021	13,956,541
McCormick & Co., Inc. (Non Voting)	154,037	10,491,460
Simply Good Foods (The) Co. (a)	251,317	5,046,445
Sprouts Farmers Market, Inc. (a)	76,345	6,082,406
		35,576,852
Energy (4.1%)
Antero Midstream Corp.	609,290	10,839,269
Magnolia Oil & Gas Corp., Class A	648,721	14,200,503
Matador Resources Co.	122,243	5,187,993
		30,227,765
Financials (15.4%)
American Financial Group, Inc.	67,687	9,251,459
Cboe Global Markets, Inc.	50,818	12,755,318
Cincinnati Financial Corp.	86,588	14,141,552
Commerce Bancshares, Inc.	171,615	8,982,337
Cullen/Frost Bankers, Inc.	91,154	11,542,831
East West Bancorp, Inc.	87,839	9,872,225
FactSet Research Systems, Inc.	30,168	8,754,452
International Bancshares Corp.	86,003	5,714,039
Jack Henry & Associates, Inc.	60,310	11,005,369
Northern Trust Corp.	58,247	7,955,958
SEI Investments Co.	169,743	13,922,321
		113,897,861
Health Care (12.0%)
Charles River Laboratories International, Inc. (a)	57,520	11,474,090
Chemed Corp.	20,138	8,616,245
Cooper (The) Cos., Inc. (a)	158,325	12,976,317
Globus Medical, Inc., Class A (a)	136,138	11,886,209
Jazz Pharmaceuticals PLC (a)	37,851	6,434,670
Medpace Holdings, Inc. (a)	25,025	14,055,291
STERIS PLC	53,501	13,563,573
Zimmer Biomet Holdings, Inc.	106,810	9,604,355
		88,610,750
Industrials (22.9%)
A. O. Smith Corp.	179,321	11,992,989
Acuity, Inc.	26,633	9,588,945
Allegion PLC	88,665	14,117,241
Applied Industrial Technologies, Inc.	43,371	11,136,372
Donaldson Co., Inc.	145,445	12,895,154
ExlService Holdings, Inc. (a)	228,921	9,715,407
Expeditors International of Washington, Inc.	83,933	12,506,856
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Hubbell, Inc.	26,397	11,723,172
IDEX Corp.	80,402	14,306,732
Lincoln Electric Holdings, Inc.	36,795	8,817,554
Masco Corp.	100,714	6,391,310
Nordson Corp.	60,291	14,495,765
Paycom Software, Inc.	53,930	8,594,285
Snap-on, Inc.	37,867	13,048,968
Watts Water Technologies, Inc., Class A	36,654	10,117,237
		169,447,987
Information Technology (14.9%)
Akamai Technologies, Inc. (a)	69,609	6,073,385
Amdocs Ltd.	118,895	9,572,237
Badger Meter, Inc.	38,835	6,773,212
Check Point Software Technologies Ltd. (a)	65,404	12,136,366
Dolby Laboratories, Inc., Class A	77,803	4,996,509
Dynatrace, Inc. (a)	196,792	8,528,965
F5, Inc. (a)	36,635	9,351,450
GoDaddy, Inc., Class A (a)	65,354	8,109,124
NetApp, Inc.	75,517	8,087,116
Progress Software Corp. (a)	161,346	6,931,424
Qualys, Inc. (a)	109,183	14,510,421
Teradyne, Inc.	77,018	14,907,604
		109,977,813
Materials (5.0%)
AptarGroup, Inc.	101,824	12,418,455
Avery Dennison Corp.	52,455	9,540,516
RPM International, Inc.	105,132	10,933,728
Silgan Holdings, Inc.	103,641	4,183,987
		37,076,686
Real Estate (6.0%)
Camden Property Trust	80,278	8,837,002
CubeSmart	202,616	7,304,307
Jones Lang LaSalle, Inc. (a)	43,538	14,649,231
Lamar Advertising Co., Class A	58,328	7,383,158
STAG Industrial, Inc.	176,804	6,499,315
		44,673,013
Utilities (4.3%)
Atmos Energy Corp.	49,205	8,248,234
Essential Utilities, Inc.	301,248	11,555,874
IDACORP, Inc.	42,579	5,388,798
ONE Gas, Inc.	83,773	6,471,464
		31,664,370
TOTAL COMMON STOCKS (Cost $598,580,652)		732,424,689

See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust SMID Cap Fund
December 31, 2025
Investment Companies (0.9%)
	Shares	Fair Value ($)
Northern Institutional Treasury Portfolio (Premier Class), 3.63% (b)	6,260,119	6,260,119
TOTAL INVESTMENT COMPANIES (Cost $6,260,119)		6,260,119
Total Investments (Cost $604,840,771) — 100.0%(c)		738,684,808
Other assets in excess of liabilities — 0.0%(d)		292,761
Net Assets — 100.0%		$738,977,569

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of December 31, 2025.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.
(d)	Represents less than 0.05%.

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust SMID Cap Fund
Statement of Assets and Liabilities
December 31, 2025
Assets:
Investments, at fair value (cost $604,840,771)	$738,684,808
Dividend receivable	618,371
Receivable for capital shares issued	279,088
Prepaid expenses	22,324
Total Assets	739,604,591
Liabilities:
Payable for capital shares redeemed	115,311
Accrued expenses and other liabilities:
Investment adviser	438,586
Administration and accounting	22,238
Custodian	9,787
Transfer agent	4,912
Trustee	424
Other	35,764
Total Liabilities	627,022
Net Assets	$738,977,569
Composition of Net Assets:
Paid in capital	$614,462,219
Total distributable earnings	124,515,350
Net Assets	$738,977,569
Shares outstanding (par value $0.01, unlimited number of shares authorized)	30,067,173
Net Asset Value, Offering Price and Redemption price per share	$24.58
Statement of Operations
For the year ended December 31, 2025
Investment Income:
Dividends	$11,461,286
Total Investment Income	11,461,286
Expenses:
Investment adviser	5,772,531
Administration and accounting	135,701
Chief compliance officer	27,183
Custodian	54,822
Transfer agency	32,660
Trustee	56,635
Other	170,758
Total expenses before fee reductions	6,250,290
Fees contractually reduced by the investment adviser	(477,759)
Net Expenses	5,772,531
Net Investment Income	5,688,755
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	4,273,362
Net realized gains from redemptions in-kind (a)	6,091,070
Change in unrealized depreciation on investments	(12,829,448)
Net realized/unrealized losses on investments	(2,465,016)
Change in Net Assets Resulting from Operations	$3,223,739

(a)	See Note 3 in the Notes to Financial Statements.
See Notes to Financial Statements

Financial Statements
Boston Trust SMID Cap Fund
Statements of Changes in Net Assets
	For the year ended December 31, 2025	For the year ended December 31, 2024
Investment Activities:
Operations:
Net investment income	$5,688,755	$6,345,927
Net realized gains from investment transactions	10,364,432	34,613,925
Change in unrealized appreciation (depreciation) on investments	(12,829,448)	34,760,370
Change in Net Assets Resulting from Operations	3,223,739	75,720,222
Distributions To Shareholders:
Total Distributions	(14,943,407)	(17,816,943)
Change in Net Assets Resulting from distributions to shareholders	(14,943,407)	(17,816,943)
Capital Share Transactions:
Proceeds from shares issued	104,019,731	182,720,078
Dividends reinvested	11,993,677	14,338,824
Cost of shares redeemed	(163,306,355)	(147,390,375)
Cost of in-kind shares redeemed (a)	(26,956,958)	(72,457,747)
Change in Net Assets Resulting from Capital Share Transactions	(74,249,905)	(22,789,220)
Change in Net Assets	(85,969,573)	35,114,059
Net Assets:
Beginning of year	824,947,142	789,833,083
End of year	$738,977,569	$824,947,142
Share Transactions:
Issued	4,224,604	7,412,449
Reinvested	485,181	544,375
Redeemed	(6,625,023)	(5,992,075)
Redeemed in-kind (a)	(1,147,593)	(3,067,644)
Change in shares	(3,062,831)	(1,102,895)

(a)	See Note 3 in the Notes to Financial Statements.
See Notes to Financial Statements

Financial Statements
Boston Trust SMID Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the years indicated.
	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Net Asset Value, Beginning of Period	$ 24.90	$ 23.07	$ 20.56	$ 24.32	$ 19.23
Investment Activities:
Operations:
Net investment income	0.19	0.19	0.19	0.19	0.17
Net realized/unrealized gains (losses) from investments	(0.01)	2.19	2.50	(3.10)	5.66
Total from investment activities	0.18	2.38	2.69	(2.91)	5.83
Distributions from:
Net investment income	(0.20)	(0.21)	(0.16)	(0.21)	(0.19)
Net realized gains from investment transactions	(0.30)	(0.34)	(0.02)	(0.64)	(0.55)
Total distributions	(0.50)	(0.55)	(0.18)	(0.85)	(0.74)
Net Asset Value, End of Period	$ 24.58	$ 24.90	$ 23.07	$ 20.56	$ 24.32
Total Return	0.73%	10.17%	13.14%	(12.04)%	30.46%
Ratios/Supplemental Data:
Net assets at end of year (000's)	$ 738,978	$ 824,947	$ 789,833	$ 533,455	$ 615,547
Ratio of net expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	0.74%	0.80%	0.92%	0.89%	0.80%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (a)	0.81%	0.82%	0.85%	0.86%	0.85%
Portfolio turnover rate	26.52%(b)	31.51%(b)	31.10%	27.54%(b)	35.83%(b)

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(b)	Excludes impact of in-kind transactions.
See Notes to Financial Statements

Active Ownership Report (Unaudited)
December 31, 2025
Boston Trust Walden's Annual Active Ownership Report is published in March. The report will be available at: https://www.bostontrustwalden.com/2025-active-ownership-report/.

Schedule of Portfolio Investments
Boston Trust Walden Balanced Fund
December 31, 2025

Common Stocks (67.9%)
	Shares	Fair Value ($)
Communication Services (9.0%)
Alphabet, Inc., Class A	17,000	5,321,000
Alphabet, Inc., Class C	22,975	7,209,555
Comcast Corp., Class A	27,575	824,217
		13,354,772
Consumer Discretionary (4.5%)
AutoZone, Inc. (a)	780	2,645,370
Booking Holdings, Inc.	225	1,204,949
Lowe's Cos., Inc.	5,000	1,205,800
Ross Stores, Inc.	8,560	1,541,999
		6,598,118
Consumer Staples (4.2%)
Costco Wholesale Corp.	3,600	3,104,424
PepsiCo, Inc.	9,995	1,434,482
Procter & Gamble (The) Co.	7,000	1,003,170
Sysco Corp.	10,000	736,900
		6,278,976
Energy (1.4%)
ConocoPhillips	22,625	2,117,926
Financials (7.8%)
Chubb Ltd.	8,585	2,679,550
FactSet Research Systems, Inc.	2,060	597,791
JPMorgan Chase & Co.	14,205	4,577,135
Marsh & McLennan Cos., Inc.	3,190	591,809
Visa, Inc., Class A	8,880	3,114,305
		11,560,590
Health Care (6.1%)
Agilent Technologies, Inc.	5,000	680,350
Cooper (The) Cos., Inc. (a)	11,705	959,342
Johnson & Johnson	8,050	1,665,948
Merck & Co., Inc.	11,005	1,158,386
Stryker Corp.	7,070	2,484,893
UnitedHealth Group, Inc.	6,300	2,079,693
		9,028,612
Industrials (6.3%)
Automatic Data Processing, Inc.	5,270	1,355,602
Deere & Co.	4,000	1,862,280
Donaldson Co., Inc.	13,275	1,176,961
Hubbell, Inc.	7,000	3,108,770
Union Pacific Corp.	3,900	902,148
United Parcel Service, Inc., Class B	9,250	917,508
		9,323,269
Information Technology (26.6%)
Accenture PLC, Class A	10,200	2,736,660
Adobe, Inc. (a)	2,155	754,228
Analog Devices, Inc.	4,100	1,111,920
Apple, Inc.	36,265	9,859,003
Applied Materials, Inc.	12,630	3,245,784
Cisco Systems, Inc.	35,515	2,735,720
KLA Corp.	1,550	1,883,374
Microsoft Corp.	24,500	11,848,690
NVIDIA Corp.	22,030	4,108,595
TE Connectivity PLC	5,500	1,251,305
		39,535,279
Common Stocks (continued)
	Shares	Fair Value ($)
Materials (0.9%)
Air Products and Chemicals, Inc.	3,600	889,272
AptarGroup, Inc.	4,160	507,354
		1,396,626
Utilities (1.1%)
Essential Utilities, Inc.	22,500	863,100
Eversource Energy	12,355	831,862
		1,694,962
TOTAL COMMON STOCKS (Cost $30,646,967)		100,889,130

Corporate Bonds (9.0%)
	Principal Amount ($)
Communication Services (0.8%)
Comcast Corp., 3.30%, 4/1/27	250,000	248,346
Verizon Communications, Inc., 1.50%, 9/18/30	1,000,000	882,734
		1,131,080
Consumer Discretionary (1.5%)
Home Depot (The), Inc., 1.38%, 3/15/31	1,500,000	1,303,380
NIKE, Inc., 2.75%, 3/27/27	500,000	494,288
Starbucks Corp., 2.45%, 6/15/26, Callable 3/15/26 @ 100	350,000	347,590
		2,145,258
Consumer Staples (1.0%)
Estee Lauder (The) Cos., Inc., 1.95%, 3/15/31	1,675,000	1,495,589
Financials (0.7%)
John Deere Capital Corp., 2.80%, 7/18/29, MTN	350,000	336,845
JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	500,000	496,788
Mastercard, Inc., 2.95%, 11/21/26, Callable 8/21/26 @ 100	100,000	99,344
Mastercard, Inc., 3.30%, 3/26/27	150,000	149,248
		1,082,225
Health Care (1.9%)
Kaiser Foundation Hospitals, 3.15%, 5/1/27, Callable 2/1/27 @ 100	250,000	247,949
Pfizer, Inc., 1.70%, 5/28/30	1,300,000	1,178,264
Stryker Corp., 3.50%, 3/15/26, Callable 12/15/25 @ 100	300,000	299,716
UnitedHealth Group, Inc., 2.88%, 8/15/29	1,200,000	1,153,046
		2,878,975
Industrials (0.5%)
Hubbell, Inc., 3.50%, 2/15/28	150,000	148,517
Hubbell, Inc., 2.30%, 3/15/31	500,000	455,855
United Parcel Service, Inc., 2.40%, 11/15/26, Callable 8/15/26 @ 100	200,000	197,697
		802,069
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden Balanced Fund
December 31, 2025
Corporate Bonds (continued)
	Principal Amount ($)	Fair Value ($)
Information Technology (1.0%)
Apple, Inc., 3.00%, 6/20/27	200,000	198,312
Apple, Inc., 2.20%, 9/11/29	350,000	330,413
Intel Corp., 3.90%, 3/25/30	1,000,000	980,998
		1,509,723
Materials (0.9%)
Air Products and Chemicals, Inc., 2.05%, 5/15/30	1,425,000	1,311,724
Utilities (0.7%)
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	1,000,000	969,374
TOTAL CORPORATE BONDS (Cost $14,016,968)		13,326,017

Municipal Bonds (0.5%)

Georgia (0.2%)
State of Georgia, GO, Series B, 1.40%, 8/1/33	350,000	286,110
Hawaii (0.3%)
State of Hawaii, GO, Series FZ, 1.87%, 8/1/33, Callable 8/1/30 @ 100	500,000	420,750
TOTAL MUNICIPAL BONDS (Cost $855,671)		706,860

U.S. Government & U.S. Government Agency Obligations (21.9%)

Federal Farm Credit Bank (0.4%)
2.75%, 7/16/27	250,000	247,042
2.85%, 3/2/28	250,000	246,224
		493,266
Federal Home Loan Bank (0.5%)
5.50%, 7/15/36	700,000	767,978
Government National Mortgage Association (0.0%) (b)
4.00%, 9/15/40	6,204	5,980
4.00%, 9/15/41	18,107	17,544
		23,524
U.S. Treasury Bond (6.0%)
3.88%, 5/15/43	9,895,000	8,909,365
U.S. Treasury Inflation Indexed Note (4.0%)
0.75%, 7/15/28	646,970	641,094
0.25%, 7/15/29	1,269,770	1,227,228
1.88%, 7/15/34	4,140,440	4,172,920
		6,041,242
U.S. Treasury Note (11.0%)
2.75%, 8/15/32	6,025,000	5,624,667
3.88%, 8/15/33	10,750,000	10,679,033
		16,303,700
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $31,996,053)		32,539,075

Investment Companies (0.6%)
	Shares	Fair Value ($)
Northern Institutional Treasury Portfolio (Premier Class), 3.63% (c)	916,917	916,917
TOTAL INVESTMENT COMPANIES (Cost $916,917)		916,917
Total Investments (Cost $78,432,576) — 99.9%(d)		148,377,999
Other assets in excess of liabilities — 0.1%		77,700
Net Assets — 100.0%		$148,455,699

(a)	Non-income producing security.
(b)	Represents less than 0.05%.
(c)	Rate disclosed is the seven-day yield as of December 31, 2025.
(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Balanced Fund
Statement of Assets and Liabilities
December 31, 2025
Assets:
Investments, at fair value (cost $78,432,576)	$148,377,999
Interest and dividends receivable	481,455
Receivable for tax reclaims	1,666
Receivable for capital shares issued	15,721
Prepaid expenses	10,962
Total Assets	148,887,803
Liabilities:
Payable for capital shares redeemed	298,323
Accrued expenses and other liabilities:
Investment adviser	96,646
Administration and accounting	10,019
Custodian	1,643
Shareholder servicing fees	12,521
Transfer agent	4,425
Trustee	86
Other	8,441
Total Liabilities	432,104
Net Assets	$148,455,699
Composition of Net Assets:
Paid in capital	$71,460,420
Total distributable earnings	76,995,279
Net Assets	$148,455,699
Shares outstanding (par value $0.01, unlimited number of shares authorized)	6,503,118
Net Asset Value, Offering Price and Redemption price per share	$22.83
Statement of Operations
For the year ended December 31, 2025
Investment Income:
Interest	$1,788,473
Dividends	1,444,954
Total Investment Income	3,233,427
Expenses:
Investment adviser	1,149,029
Administration and accounting	59,951
Chief compliance officer	5,372
Custodian	10,291
Shareholder servicing	136,052
Transfer agency	27,108
Trustee	11,498
Other	46,685
Total expenses	1,445,986
Net Expenses	1,445,986
Net Investment Income	1,787,441
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	15,405,467
Change in unrealized depreciation on investments	(1,750,413)
Net realized/unrealized gains on investments	13,655,054
Change in Net Assets Resulting from Operations	$15,442,495
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Balanced Fund
Statements of Changes in Net Assets
	For the year ended December 31, 2025	For the year ended December 31, 2024
Investment Activities:
Operations:
Net investment income	$1,787,441	$1,864,550
Net realized gains from investment transactions	15,405,467	6,459,749
Change in unrealized appreciation (depreciation) on investments	(1,750,413)	2,541,758
Change in Net Assets Resulting from Operations	15,442,495	10,866,057
Distributions To Shareholders:
Total Distributions	(11,322,793)	(7,303,027)
Change in Net Assets Resulting from distributions to shareholders	(11,322,793)	(7,303,027)
Capital Share Transactions:
Proceeds from shares issued	4,805,324	7,388,692
Dividends reinvested	7,482,251	5,436,792
Cost of shares redeemed	(25,607,571)	(24,323,660)
Change in Net Assets Resulting from Capital Share Transactions	(13,319,996)	(11,498,176)
Change in Net Assets	(9,200,294)	(7,935,146)
Net Assets:
Beginning of year	157,655,993	165,591,139
End of year	$148,455,699	$157,655,993
Share Transactions:
Issued	211,510	326,876
Reinvested	328,601	237,934
Redeemed	(1,113,368)	(1,080,001)
Change in shares	(573,257)	(515,191)
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Balanced Fund
Financial Highlights
Selected data for a share outstanding throughout the years indicated.
	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Net Asset Value, Beginning of Period	$ 22.28	$ 21.81	$ 20.97	$ 25.15	$ 21.82
Investment Activities:
Operations:
Net investment income	0.29	0.27	0.27	0.22	0.14
Net realized/unrealized gains (losses) from investments	2.08	1.26	2.24	(3.63)	4.07
Total from investment activities	2.37	1.53	2.51	(3.41)	4.21
Distributions from:
Net investment income	(0.29)	(0.31)	(0.25)	(0.22)	(0.14)
Net realized gains from investment transactions	(1.53)	(0.75)	(1.42)	(0.55)	(0.74)
Total distributions	(1.82)	(1.06)	(1.67)	(0.77)	(0.88)
Net Asset Value, End of Period	$ 22.83	$ 22.28	$ 21.81	$ 20.97	$ 25.15
Total Return	10.66%	6.88%	12.18%	(13.67)%	19.38%
Ratios/Supplemental Data:
Net assets at end of year (000's)	$ 148,456	$ 157,656	$ 165,591	$ 178,862	$ 209,536
Ratio of net expenses to average net assets	0.94%	0.95%	0.98%	1.00%	1.00%
Ratio of net investment income to average net assets	1.17%	1.14%	1.23%	0.98%	0.60%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets	0.94%	0.95%	0.96%(a)	0.99%(a)	1.00%(a)
Portfolio turnover rate	13.34%	3.30%	11.76%	28.62%	20.88%

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden Equity Fund
December 31, 2025

Common Stocks (99.1%)
	Shares	Fair Value ($)
Communication Services (11.2%)
Alphabet, Inc., Class A	24,135	7,554,255
Alphabet, Inc., Class C	46,390	14,557,182
Comcast Corp., Class A	61,340	1,833,453
		23,944,890
Consumer Discretionary (7.2%)
AutoZone, Inc. (a)	1,180	4,001,970
Booking Holdings, Inc.	685	3,668,401
Lowe's Cos., Inc.	8,245	1,988,364
McDonald's Corp.	3,250	993,298
NIKE, Inc., Class B	26,000	1,656,460
Ross Stores, Inc.	17,930	3,229,910
		15,538,403
Consumer Staples (3.7%)
Costco Wholesale Corp.	2,970	2,561,150
Hershey (The) Co.	4,750	864,405
PepsiCo, Inc.	23,980	3,441,610
Sysco Corp.	13,825	1,018,764
		7,885,929
Energy (1.9%)
ConocoPhillips	42,665	3,993,871
Financials (15.2%)
American Express Co.	9,285	3,434,986
Chubb Ltd.	16,070	5,015,768
JPMorgan Chase & Co.	34,190	11,016,702
Marsh & McLennan Cos., Inc.	13,205	2,449,792
T. Rowe Price Group, Inc.	12,450	1,274,631
Visa, Inc., Class A	26,450	9,276,279
		32,468,158
Health Care (10.2%)
Agilent Technologies, Inc.	4,895	666,063
Becton, Dickinson & Co.	6,065	1,177,035
Danaher Corp.	3,695	845,859
Johnson & Johnson	24,210	5,010,259
Merck & Co., Inc.	28,710	3,022,015
Stryker Corp.	14,370	5,050,624
UnitedHealth Group, Inc.	10,450	3,449,649
Waters Corp. (a)	6,905	2,622,726
		21,844,230
Industrials (10.6%)
Automatic Data Processing, Inc.	13,755	3,538,199
Deere & Co.	10,145	4,723,208
Donaldson Co., Inc.	28,725	2,546,758
Hubbell, Inc.	9,295	4,128,002
Union Pacific Corp.	16,485	3,813,310
United Parcel Service, Inc., Class B	17,940	1,779,469
W.W. Grainger, Inc.	2,220	2,240,091
		22,769,037
Information Technology (37.0%)
Accenture PLC, Class A	19,175	5,144,652
Adobe, Inc. (a)	1,110	388,489
Analog Devices, Inc.	8,640	2,343,168
Apple, Inc.	87,895	23,895,135
Applied Materials, Inc.	24,020	6,172,900
Cisco Systems, Inc.	70,970	5,466,819
Common Stocks (continued)
	Shares	Fair Value ($)
Information Technology (continued)
KLA Corp.	2,835	3,444,752
Microsoft Corp.	44,545	21,542,853
NVIDIA Corp.	44,970	8,386,905
TE Connectivity PLC	11,260	2,561,762
		79,347,435
Materials (1.3%)
Air Products and Chemicals, Inc.	4,650	1,148,643
AptarGroup, Inc.	12,895	1,572,674
		2,721,317
Utilities (0.8%)
Eversource Energy	25,650	1,727,015
TOTAL COMMON STOCKS (Cost $54,760,933)		212,240,285

Investment Companies (0.9%)

Northern Institutional Treasury Portfolio (Premier Class), 3.63% (b)	1,915,364	1,915,364
TOTAL INVESTMENT COMPANIES (Cost $1,915,364)		1,915,364
Total Investments (Cost $56,676,297) — 100.0%(c)		214,155,649
Liabilities in excess of other assets — (0.0)%(d)		(53,866)
Net Assets — 100.0%		$214,101,783

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of December 31, 2025.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.
(d)	Represents less than 0.05%.

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Equity Fund
Statement of Assets and Liabilities
December 31, 2025
Assets:
Investments, at fair value (cost $56,676,297)	$214,155,649
Dividend receivable	137,785
Receivable for tax reclaims	3,118
Receivable for capital shares issued	4,760
Prepaid expenses	12,665
Total Assets	214,313,977
Liabilities:
Payable for capital shares redeemed	14,660
Accrued expenses and other liabilities:
Investment adviser	140,600
Administration and accounting	9,539
Custodian	3,673
Shareholder servicing fees	26,289
Transfer agent	4,558
Trustee	126
Other	12,749
Total Liabilities	212,194
Net Assets	$214,101,783
Composition of Net Assets:
Paid in capital	$45,271,369
Total distributable earnings	168,830,414
Net Assets	$214,101,783
Shares outstanding (par value $0.01, unlimited number of shares authorized)	5,899,315
Net Asset Value, Offering Price and Redemption price per share	$36.29
Statement of Operations
For the year ended December 31, 2025
Investment Income:
Dividends	$3,417,018
Total Investment Income	3,417,018
Expenses:
Investment adviser	1,795,693
Administration and accounting	59,232
Chief compliance officer	8,498
Custodian	20,956
Shareholder servicing	291,543
Transfer agency	28,394
Trustee	17,905
Other	63,615
Total expenses	2,285,836
Net Expenses	2,285,836
Net Investment Income	1,131,182
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	41,517,081
Change in unrealized depreciation on investments	(14,032,647)
Net realized/unrealized gains on investments	27,484,434
Change in Net Assets Resulting from Operations	$28,615,616
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Equity Fund
Statements of Changes in Net Assets
	For the year ended December 31, 2025	For the year ended December 31, 2024
Investment Activities:
Operations:
Net investment income	$1,131,182	$1,367,010
Net realized gains from investment transactions	41,517,081	11,084,350
Change in unrealized appreciation (depreciation) on investments	(14,032,647)	13,201,047
Change in Net Assets Resulting from Operations	28,615,616	25,652,407
Distributions To Shareholders:
Total Distributions	(23,233,310)	(12,818,737)
Change in Net Assets Resulting from distributions to shareholders	(23,233,310)	(12,818,737)
Capital Share Transactions:
Proceeds from shares issued	7,100,797	18,698,828
Dividends reinvested	15,626,256	8,974,838
Cost of shares redeemed	(80,464,818)	(36,962,244)
Change in Net Assets Resulting from Capital Share Transactions	(57,737,765)	(9,288,578)
Change in Net Assets	(52,355,459)	3,545,092
Net Assets:
Beginning of year	266,457,242	262,912,150
End of year	$214,101,783	$266,457,242
Share Transactions:
Issued	199,496	524,915
Reinvested	430,950	244,014
Redeemed	(2,190,556)	(1,021,897)
Change in shares	(1,560,110)	(252,968)
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Equity Fund
Financial Highlights
Selected data for a share outstanding throughout the years indicated.
	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Net Asset Value, Beginning of Period	$ 35.72	$ 34.09	$ 30.21	$ 36.06	$ 28.82
Investment Activities:
Operations:
Net investment income	0.20	0.19	0.24	0.21	0.12
Net realized/unrealized gains (losses) from investments	4.56	3.21	4.66	(5.06)	7.93
Total from investment activities	4.76	3.40	4.90	(4.85)	8.05
Distributions from:
Net investment income	(0.20)	(0.22)	(0.24)	(0.21)	(0.12)
Net realized gains from investment transactions	(3.99)	(1.55)	(0.78)	(0.79)	(0.69)
Total distributions	(4.19)	(1.77)	(1.02)	(1.00)	(0.81)
Net Asset Value, End of Period	$ 36.29	$ 35.72	$ 34.09	$ 30.21	$ 36.06
Total Return	13.34%	9.81%	16.29%	(13.55)%	28.00%
Ratios/Supplemental Data:
Net assets at end of year (000's)	$ 214,102	$ 266,457	$ 262,912	$ 249,987	$ 359,003
Ratio of net expenses to average net assets	0.95%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.47%	0.50%	0.74%	0.65%	0.38%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (a)	0.95%	0.96%	0.99%	1.02%	1.02%
Portfolio turnover rate	1.24%	6.14%	6.69%	19.32%(b)	8.00%

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(b)	Excludes impact of in-kind transactions.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden Midcap Fund
December 31, 2025

Common Stocks (98.8%)
	Shares	Fair Value ($)
Communication Services (1.3%)
New York Times (The) Co., Class A	32,840	2,279,753
Consumer Discretionary (9.8%)
AutoZone, Inc. (a)	633	2,146,819
Choice Hotels International, Inc.	20,695	1,971,406
DR Horton, Inc.	12,690	1,827,741
Genuine Parts Co.	14,615	1,797,060
Lululemon Athletica, Inc. (a)	8,595	1,786,127
Ross Stores, Inc.	20,850	3,755,919
Ulta Beauty, Inc. (a)	3,280	1,984,433
Williams-Sonoma, Inc.	8,285	1,479,618
		16,749,123
Consumer Staples (6.2%)
BJ's Wholesale Club Holdings, Inc. (a)	27,380	2,465,021
Church & Dwight Co., Inc.	19,270	1,615,789
McCormick & Co., Inc. (Non Voting)	29,115	1,983,023
Sprouts Farmers Market, Inc. (a)	19,850	1,581,450
Sysco Corp.	40,420	2,978,550
		10,623,833
Energy (3.5%)
Baker Hughes Co.	34,740	1,582,060
EOG Resources, Inc.	25,475	2,675,130
SLB Ltd.	46,385	1,780,256
		6,037,446
Financials (15.4%)
American Financial Group, Inc.	23,405	3,198,996
Brown & Brown, Inc.	21,660	1,726,302
Cboe Global Markets, Inc.	6,630	1,664,130
Cincinnati Financial Corp.	16,120	2,632,718
Commerce Bancshares, Inc.	31,153	1,630,574
Cullen/Frost Bankers, Inc.	17,380	2,200,829
East West Bancorp, Inc.	15,300	1,719,567
FactSet Research Systems, Inc.	9,455	2,743,747
Jack Henry & Associates, Inc.	12,030	2,195,234
MSCI, Inc.	5,515	3,164,121
SEI Investments Co.	42,580	3,492,412
		26,368,630
Health Care (12.5%)
Agilent Technologies, Inc.	15,355	2,089,355
Cooper (The) Cos., Inc. (a)	37,550	3,077,598
Edwards Lifesciences Corp. (a)	31,815	2,712,229
Medpace Holdings, Inc. (a)	5,725	3,215,446
Mettler-Toledo International, Inc. (a)	2,705	3,771,284
STERIS PLC	11,735	2,975,057
Veeva Systems, Inc., Class A (a)	7,225	1,612,837
Zimmer Biomet Holdings, Inc.	22,205	1,996,673
		21,450,479
Industrials (21.1%)
A. O. Smith Corp.	23,405	1,565,326
Allegion PLC	17,365	2,764,855
AMETEK, Inc.	11,825	2,427,791
Broadridge Financial Solutions, Inc.	7,205	1,607,940
Core & Main, Inc., Class A (a)	33,770	1,755,027
Donaldson Co., Inc.	26,825	2,378,305
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Expeditors International of Washington, Inc.	17,840	2,658,338
Hubbell, Inc.	6,510	2,891,156
IDEX Corp.	14,825	2,637,960
Lincoln Electric Holdings, Inc.	10,465	2,507,833
Nordson Corp.	11,330	2,724,072
Paychex, Inc.	38,190	4,284,154
Paycom Software, Inc.	10,930	1,741,805
Snap-on, Inc.	5,250	1,809,150
Verisk Analytics, Inc.	10,430	2,333,087
		36,086,799
Information Technology (12.2%)
Amdocs Ltd.	18,030	1,451,595
Dynatrace, Inc. (a)	46,695	2,023,761
Fortinet, Inc. (a)	36,350	2,886,554
GoDaddy, Inc., Class A (a)	12,100	1,501,368
NetApp, Inc.	21,045	2,253,709
ON Semiconductor Corp. (a)	27,785	1,504,558
Qualys, Inc. (a)	19,020	2,527,758
TE Connectivity PLC	14,290	3,251,118
Teradyne, Inc.	17,800	3,445,368
		20,845,789
Materials (5.1%)
AptarGroup, Inc.	25,150	3,067,294
Avery Dennison Corp.	9,540	1,735,135
Ball Corp.	28,940	1,532,952
RPM International, Inc.	24,020	2,498,080
		8,833,461
Real Estate (4.9%)
AvalonBay Communities, Inc.	7,745	1,404,246
Camden Property Trust	15,025	1,653,952
Jones Lang LaSalle, Inc. (a)	10,590	3,563,217
STAG Industrial, Inc.	47,300	1,738,748
		8,360,163
Utilities (6.8%)
Atmos Energy Corp.	14,675	2,459,970
Essential Utilities, Inc.	87,295	3,348,636
Eversource Energy	54,240	3,651,979
ONE Gas, Inc.	28,970	2,237,933
		11,698,518
TOTAL COMMON STOCKS (Cost $131,664,813)		169,333,994

Investment Companies (1.2%)

Northern Institutional Treasury Portfolio (Premier Class), 3.63% (b)	2,020,865	2,020,865
TOTAL INVESTMENT COMPANIES (Cost $2,020,865)		2,020,865
Total Investments (Cost $133,685,678) — 100.0%(c)		171,354,859
Other assets in excess of liabilities — 0.0%(d)		28,289
Net Assets — 100.0%		$171,383,148

(a)	Non-income producing security.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden Midcap Fund
December 31, 2025
(b)	Rate disclosed is the seven-day yield as of December 31, 2025.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.
(d)	Represents less than 0.05%.

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Midcap Fund
Statement of Assets and Liabilities
December 31, 2025
Assets:
Investments, at fair value (cost $133,685,678)	$171,354,859
Dividend receivable	159,714
Receivable for capital shares issued	115,616
Prepaid expenses	12,216
Total Assets	171,642,405
Liabilities:
Payable for capital shares redeemed	100,022
Accrued expenses and other liabilities:
Investment adviser	108,644
Administration and accounting	10,085
Custodian	3,224
Shareholder servicing fees	24,349
Transfer agent	4,647
Trustee	99
Other	8,187
Total Liabilities	259,257
Net Assets	$171,383,148
Composition of Net Assets:
Paid in capital	$131,785,376
Total distributable earnings	39,597,772
Net Assets	$171,383,148
Shares outstanding (par value $0.01, unlimited number of shares authorized)	7,629,554
Net Asset Value, Offering Price and Redemption price per share	$22.46
Statement of Operations
For the year ended December 31, 2025
Investment Income:
Dividends	$2,668,669
Total Investment Income	2,668,669
Expenses:
Investment adviser	1,256,109
Administration and accounting	59,281
Chief compliance officer	5,831
Custodian	20,131
Shareholder servicing	270,229
Transfer agency	28,339
Trustee	12,232
Other	51,587
Total expenses before fee reductions	1,703,739
Fees contractually reduced by the investment adviser	(28,926)
Net Expenses	1,674,813
Net Investment Income	993,856
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	9,370,337
Change in unrealized depreciation on investments	(2,502,471)
Net realized/unrealized gains on investments	6,867,866
Change in Net Assets Resulting from Operations	$7,861,722
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Midcap Fund
Statements of Changes in Net Assets
	For the year ended December 31, 2025	For the year ended December 31, 2024
Investment Activities:
Operations:
Net investment income	$993,856	$770,001
Net realized gains from investment transactions	9,370,337	8,019,312
Change in unrealized appreciation (depreciation) on investments	(2,502,471)	4,595,695
Change in Net Assets Resulting from Operations	7,861,722	13,385,008
Distributions To Shareholders:
Total Distributions	(11,736,375)	(5,321,603)
Change in Net Assets Resulting from distributions to shareholders	(11,736,375)	(5,321,603)
Capital Share Transactions:
Proceeds from shares issued	31,476,744	41,436,879
Dividends reinvested	9,317,212	4,115,863
Cost of shares redeemed	(27,434,830)	(15,722,284)
Change in Net Assets Resulting from Capital Share Transactions	13,359,126	29,830,458
Change in Net Assets	9,484,473	37,893,863
Net Assets:
Beginning of year	161,898,675	124,004,812
End of year	$171,383,148	$161,898,675
Share Transactions:
Issued	1,359,440	1,798,101
Reinvested	412,631	171,138
Redeemed	(1,193,454)	(687,988)
Change in shares	578,617	1,281,251
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Midcap Fund
Financial Highlights
Selected data for a share outstanding throughout the years indicated.
	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Net Asset Value, Beginning of Period	$ 22.96	$ 21.49	$ 19.82	$ 23.44	$ 19.71
Investment Activities:
Operations:
Net investment income	0.14	0.12	0.12	0.09	0.08
Net realized/unrealized gains (losses) from investments	0.98	2.15	2.59	(2.61)	4.78
Total from investment activities	1.12	2.27	2.71	(2.52)	4.86
Distributions from:
Net investment income	(0.14)	(0.12)	(0.12)	(0.09)	(0.09)
Net realized gains from investment transactions	(1.48)	(0.68)	(0.92)	(1.01)	(1.04)
Total distributions	(1.62)	(0.80)	(1.04)	(1.10)	(1.13)
Net Asset Value, End of Period	$ 22.46	$ 22.96	$ 21.49	$ 19.82	$ 23.44
Total Return	4.85%	10.40%	13.88%	(10.90)%	24.89%
Ratios/Supplemental Data:
Net assets at end of year (000's)	$ 171,383	$ 161,899	$ 124,005	$ 97,465	$ 105,951
Ratio of net expenses to average net assets	1.00%	1.00%	0.98%	1.00%	0.99%
Ratio of net investment income to average net assets	0.59%	0.55%	0.59%	0.45%	0.37%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (a)	1.02%	1.02%	0.98%	1.00%	0.99%
Portfolio turnover rate	33.06%	24.20%	25.92%	29.80%	21.82%

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden SMID Cap Fund
December 31, 2025

Common Stocks (99.4%)
	Shares	Fair Value ($)
Communication Services (1.7%)
New York Times (The) Co., Class A	79,311	5,505,769
Consumer Discretionary (7.2%)
Cavco Industries, Inc. (a)	5,096	3,010,411
Choice Hotels International, Inc.	44,386	4,228,211
Genuine Parts Co.	18,182	2,235,659
Texas Roadhouse, Inc.	21,075	3,498,450
TopBuild Corp. (a)	17,070	7,121,433
Williams-Sonoma, Inc.	20,126	3,594,302
		23,688,466
Consumer Staples (4.8%)
BJ's Wholesale Club Holdings, Inc. (a)	69,337	6,242,410
McCormick & Co., Inc. (Non Voting)	69,341	4,722,816
Simply Good Foods (The) Co. (a)	113,525	2,279,582
Sprouts Farmers Market, Inc. (a)	33,915	2,702,008
		15,946,816
Financials (18.1%)
American Financial Group, Inc.	35,700	4,879,476
Cboe Global Markets, Inc.	28,311	7,106,061
Cincinnati Financial Corp.	44,480	7,264,474
Commerce Bancshares, Inc.	77,010	4,030,682
Cullen/Frost Bankers, Inc.	56,238	7,121,418
East West Bancorp, Inc.	39,025	4,386,020
FactSet Research Systems, Inc.	15,085	4,377,516
International Bancshares Corp.	38,883	2,583,387
Jack Henry & Associates, Inc.	44,365	8,095,725
Northern Trust Corp.	26,189	3,577,155
SEI Investments Co.	75,472	6,190,213
		59,612,127
Health Care (10.9%)
Chemed Corp.	12,210	5,224,171
Cooper (The) Cos., Inc. (a)	71,170	5,833,093
Globus Medical, Inc., Class A (a)	60,855	5,313,250
Jazz Pharmaceuticals PLC (a)	17,092	2,905,640
Medpace Holdings, Inc. (a)	11,460	6,436,509
STERIS PLC	23,525	5,964,058
Zimmer Biomet Holdings, Inc.	47,685	4,287,835
		35,964,556
Industrials (27.9%)
A. O. Smith Corp.	105,235	7,038,117
Acuity, Inc.	19,328	6,958,853
Allegion PLC	39,165	6,235,851
Applied Industrial Technologies, Inc.	33,465	8,592,808
Donaldson Co., Inc.	80,131	7,104,414
ExlService Holdings, Inc. (a)	102,249	4,339,448
Expeditors International of Washington, Inc.	35,092	5,229,059
Franklin Electric Co., Inc.	30,240	2,888,827
Hubbell, Inc.	15,661	6,955,207
IDEX Corp.	41,854	7,447,501
Lincoln Electric Holdings, Inc.	19,225	4,607,079
Masco Corp.	56,144	3,562,898
Nordson Corp.	26,991	6,489,446
Paycom Software, Inc.	28,250	4,501,920
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Snap-on, Inc.	15,810	5,448,126
Watts Water Technologies, Inc., Class A	16,232	4,480,357
		91,879,911
Information Technology (15.4%)
Akamai Technologies, Inc. (a)	31,735	2,768,879
Amdocs Ltd.	52,850	4,254,953
Badger Meter, Inc.	17,407	3,035,955
Check Point Software Technologies Ltd. (a)	32,628	6,054,452
Dolby Laboratories, Inc., Class A	34,975	2,246,094
Dynatrace, Inc. (a)	87,964	3,812,360
F5, Inc. (a)	16,426	4,192,901
GoDaddy, Inc., Class A (a)	29,384	3,645,967
NetApp, Inc.	33,790	3,618,571
Progress Software Corp. (a)	71,763	3,082,938
Qualys, Inc. (a)	56,790	7,547,391
Teradyne, Inc.	34,480	6,673,949
		50,934,410
Materials (6.5%)
AptarGroup, Inc.	44,203	5,390,998
Avery Dennison Corp.	34,270	6,233,028
Packaging Corp. of America	15,074	3,108,711
RPM International, Inc.	47,123	4,900,792
Silgan Holdings, Inc.	48,195	1,945,632
		21,579,161
Real Estate (6.9%)
Camden Property Trust	35,860	3,947,469
CubeSmart	90,423	3,259,749
Jones Lang LaSalle, Inc. (a)	20,545	6,912,776
Lamar Advertising Co., Class A	26,591	3,365,889
STAG Industrial, Inc.	140,737	5,173,492
		22,659,375
TOTAL COMMON STOCKS (Cost $265,653,523)		327,770,591

Investment Companies (0.4%)

Northern Institutional Treasury Portfolio (Premier Class), 3.63% (b)	1,379,505	1,379,505
TOTAL INVESTMENT COMPANIES (Cost $1,379,505)		1,379,505
Total Investments (Cost $267,033,028) — 99.8%(c)		329,150,096
Other assets in excess of liabilities — 0.2%		641,729
Net Assets — 100.0%		$329,791,825

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of December 31, 2025.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Walden SMID Cap Fund
Statement of Assets and Liabilities
December 31, 2025
Assets:
Investments, at fair value (cost $267,033,028)	$329,150,096
Dividend receivable	312,317
Receivable for investments sold	945,921
Receivable for capital shares issued	130,580
Prepaid expenses	17,263
Total Assets	330,556,177
Liabilities:
Payable for capital shares redeemed	464,708
Accrued expenses and other liabilities:
Investment adviser	207,369
Administration and accounting	11,700
Custodian	5,001
Shareholder servicing fees	55,412
Transfer agent	4,942
Trustee	191
Other	15,029
Total Liabilities	764,352
Net Assets	$329,791,825
Composition of Net Assets:
Paid in capital	$272,988,941
Total distributable earnings	56,802,884
Net Assets	$329,791,825
Shares outstanding (par value $0.01, unlimited number of shares authorized)	13,545,828
Net Asset Value, Offering Price and Redemption price per share	$24.35
Statement of Operations
For the year ended December 31, 2025
Investment Income:
Dividends	$4,544,645
Total Investment Income	4,544,645
Expenses:
Investment adviser	2,406,919
Administration and accounting	62,460
Chief compliance officer	11,164
Custodian	29,065
Shareholder servicing	597,310
Transfer agency	30,621
Trustee	23,504
Other	78,745
Total expenses before fee reductions	3,239,788
Fees contractually reduced by the investment adviser	(30,563)
Net Expenses	3,209,225
Net Investment Income	1,335,420
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized loss from investment transactions	(3,550,164)
Change in unrealized appreciation on investments	3,753,753
Net realized/unrealized gains on investments	203,589
Change in Net Assets Resulting from Operations	$1,539,009
See Notes to Financial Statements

Financial Statements
Boston Trust Walden SMID Cap Fund
Statements of Changes in Net Assets
	For the year ended December 31, 2025	For the year ended December 31, 2024
Investment Activities:
Operations:
Net investment income	$1,335,420	$1,195,699
Net realized gains/(loss) from investment transactions	(3,550,164)	7,488,782
Change in unrealized appreciation on investments	3,753,753	16,714,222
Change in Net Assets Resulting from Operations	1,539,009	25,398,703
Distributions To Shareholders:
Total Distributions	(5,415,130)	(4,952,004)
Change in Net Assets Resulting from distributions to shareholders	(5,415,130)	(4,952,004)
Capital Share Transactions:
Proceeds from shares issued	85,546,746	96,846,655
Dividends reinvested	4,151,260	3,850,252
Cost of shares redeemed	(58,905,179)	(31,142,185)
Change in Net Assets Resulting from Capital Share Transactions	30,792,827	69,554,722
Change in Net Assets	26,916,706	90,001,421
Net Assets:
Beginning of year	302,875,119	212,873,698
End of year	$329,791,825	$302,875,119
Share Transactions:
Issued	3,522,294	4,040,987
Reinvested	169,163	147,181
Redeemed	(2,424,854)	(1,285,823)
Change in shares	1,266,603	2,902,345
See Notes to Financial Statements

Financial Statements
Boston Trust Walden SMID Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the years indicated.
	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Net Asset Value, Beginning of Period	$ 24.67	$ 22.70	$ 19.61	$ 24.05	$ 19.40
Investment Activities:
Operations:
Net investment income	0.10	0.10	0.12	0.13	0.10
Net realized/unrealized gains (losses) from investments	(0.02)(a)	2.29	3.09	(3.61)	5.69
Total from investment activities	0.08	2.39	3.21	(3.48)	5.79
Distributions from:
Net investment income	(0.10)	(0.11)	(0.10)	(0.09)	(0.12)
Net realized gains from investment transactions	(0.30)	(0.31)	(0.02)	(0.87)	(1.02)
Total distributions	(0.40)	(0.42)	(0.12)	(0.96)	(1.14)
Net Asset Value, End of Period	$ 24.35	$ 24.67	$ 22.70	$ 19.61	$ 24.05
Total Return	0.32%	10.39%	16.39%	(14.59)%	30.08%
Ratios/Supplemental Data:
Net assets at end of year (000's)	$ 329,792	$ 302,875	$ 212,874	$ 127,334	$ 107,553
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.42%	0.45%	0.60%	0.61%	0.48%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (b)	1.01%	1.02%	1.01%	1.01%	1.00%
Portfolio turnover rate	24.36%	23.07%	23.72%	28.66%	30.00%(c)

(a)
The amount shown for a share outstanding does not correspond with the Net realized/unrealized gains (losses) from investments for the year due to the timing of the sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(b)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(c)	Excludes impact of in-kind transactions.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden Small Cap Fund
December 31, 2025

Common Stocks (99.3%)
	Shares	Fair Value ($)
Consumer Discretionary (7.9%)
Cavco Industries, Inc. (a)	35,752	21,120,137
Choice Hotels International, Inc.	172,920	16,472,359
Columbia Sportswear Co.	178,505	9,833,840
H&R Block, Inc.	334,629	14,583,132
Installed Building Products, Inc.	100,731	26,128,614
		88,138,082
Consumer Staples (5.1%)
Marzetti (The) Co.	98,377	16,175,146
PriceSmart, Inc.	96,723	11,865,010
Simply Good Foods (The) Co. (a)	874,933	17,568,655
Sprouts Farmers Market, Inc. (a)	140,572	11,199,371
		56,808,182
Energy (2.8%)
Cactus, Inc., Class A	484,715	22,141,781
Oceaneering International, Inc. (a)	387,038	9,300,523
		31,442,304
Financials (13.0%)
1st Source Corp.	136,421	8,524,948
Cathay General Bancorp	221,839	10,734,789
Cohen & Steers, Inc.	236,720	14,861,282
Commerce Bancshares, Inc.	406,029	21,251,566
Cullen/Frost Bankers, Inc.	199,678	25,285,225
Donnelley Financial Solutions, Inc. (a)	199,782	9,327,821
International Bancshares Corp.	281,241	18,685,652
Lakeland Financial Corp.	130,245	7,431,780
Selective Insurance Group, Inc.	216,995	18,155,972
UMB Financial Corp.	87,846	10,105,804
		144,364,839
Health Care (16.5%)
Amphastar Pharmaceuticals, Inc. (a)	418,861	11,217,098
Bio-Rad Laboratories, Inc., Class A (a)	33,815	10,245,607
Chemed Corp.	44,277	18,944,357
Corcept Therapeutics, Inc. (a)	195,321	6,797,171
CorVel Corp. (a)	183,142	12,393,219
Globus Medical, Inc., Class A (a)	258,890	22,603,686
Haemonetics Corp. (a)	217,483	17,431,262
Halozyme Therapeutics, Inc. (a)	292,776	19,703,825
Jazz Pharmaceuticals PLC (a)	77,285	13,138,450
Prestige Consumer Healthcare, Inc. (a)	273,863	16,894,608
UFP Technologies, Inc. (a)	93,136	20,678,986
US Physical Therapy, Inc.	170,610	13,322,935
		183,371,204
Industrials (22.7%)
Acuity, Inc.	41,401	14,906,016
Applied Industrial Technologies, Inc.	93,622	24,039,321
Atmus Filtration Technologies, Inc.	319,073	16,563,079
Casella Waste Systems, Inc., Class A (a)	117,099	11,468,676
CSG Systems International, Inc.	265,498	20,361,042
Donaldson Co., Inc.	292,700	25,950,782
ExlService Holdings, Inc. (a)	545,258	23,140,750
Franklin Electric Co., Inc.	199,745	19,081,640
Landstar System, Inc.	113,450	16,302,765
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
MSC Industrial Direct Co., Inc., Class A	206,423	17,360,174
Paylocity Holding Corp. (a)	59,613	9,090,982
Toro (The) Co.	149,304	11,753,211
Valmont Industries, Inc.	37,719	15,175,108
Watts Water Technologies, Inc., Class A	99,778	27,540,724
		252,734,270
Information Technology (16.7%)
A10 Networks, Inc.	917,656	16,233,335
Axcelis Technologies, Inc. (a)	160,300	12,878,502
Badger Meter, Inc.	116,057	20,241,501
Commvault Systems, Inc. (a)	92,416	11,585,270
Dolby Laboratories, Inc., Class A	194,743	12,506,395
InterDigital, Inc.	57,370	18,265,461
Littelfuse, Inc.	99,664	25,207,019
Plexus Corp. (a)	125,427	18,437,769
Power Integrations, Inc.	254,368	9,040,239
Progress Software Corp. (a)	404,387	17,372,465
Qualys, Inc. (a)	177,389	23,574,998
		185,342,954
Materials (5.5%)
AptarGroup, Inc.	191,535	23,359,609
Graphic Packaging Holding Co.	561,411	8,454,850
Sensient Technologies Corp.	136,621	12,835,543
Silgan Holdings, Inc.	397,485	16,046,469
		60,696,471
Real Estate (3.9%)
Four Corners Property Trust, Inc.	529,831	12,217,903
STAG Industrial, Inc.	590,386	21,702,589
Terreno Realty Corp.	165,553	9,719,617
		43,640,109
Utilities (5.2%)
Chesapeake Utilities Corp.	140,505	17,529,404
IDACORP, Inc.	123,680	15,652,941
ONE Gas, Inc.	227,444	17,570,049
Unitil Corp.	149,396	7,236,742
		57,989,136
TOTAL COMMON STOCKS (Cost $892,364,398)		1,104,527,551

Investment Companies (0.8%)

Northern Institutional Treasury Portfolio (Premier Class), 3.63% (b)	8,550,361	8,550,361
TOTAL INVESTMENT COMPANIES (Cost $8,550,361)		8,550,361
Total Investments (Cost $900,914,759) — 100.1%(c)		1,113,077,912
Liabilities in excess of other assets — (0.1)%		(643,833)
Net Assets — 100.0%		$1,112,434,079

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of December 31, 2025.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden Small Cap Fund
December 31, 2025

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Small Cap Fund
Statement of Assets and Liabilities
December 31, 2025
Assets:
Investments, at fair value (cost $900,914,759)	$1,113,077,912
Dividend receivable	892,351
Receivable for capital shares issued	696,245
Prepaid expenses	35,285
Total Assets	1,114,701,793
Liabilities:
Payable for capital shares redeemed	1,193,742
Accrued expenses and other liabilities:
Investment adviser	727,835
Administration and accounting	33,687
Custodian	15,978
Shareholder servicing fees	227,616
Transfer agent	8,798
Trustee	665
Other	59,393
Total Liabilities	2,267,714
Net Assets	$1,112,434,079
Composition of Net Assets:
Paid in capital	$916,632,676
Total distributable earnings	195,801,403
Net Assets	$1,112,434,079
Shares outstanding (par value $0.01, unlimited number of shares authorized)	67,096,145
Net Asset Value, Offering Price and Redemption price per share	$16.58
Statement of Operations
For the year ended December 31, 2025
Investment Income:
Dividends	$18,623,826
Total Investment Income	18,623,826
Expenses:
Investment adviser	9,753,822
Administration and accounting	222,344
Chief compliance officer	46,405
Custodian	86,237
Shareholder servicing	2,369,565
Transfer agency	58,665
Trustee	97,606
Other	255,535
Gross expense before recoupment	12,890,179
Recoupment of prior expenses reimbursed by the investment adviser	114,917
Total expenses	13,005,096
Net Expenses	13,005,096
Net Investment Income	5,618,730
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	4,749,895
Change in unrealized depreciation on investments	(67,676,426)
Net realized/unrealized losses on investments	(62,926,531)
Change in Net Assets Resulting from Operations	$(57,307,801)
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Small Cap Fund
Statements of Changes in Net Assets
	For the year ended December 31, 2025	For the year ended December 31, 2024
Investment Activities:
Operations:
Net investment income	$5,618,730	$5,953,728
Net realized gains from investment transactions	4,749,895	140,187,497
Change in unrealized appreciation (depreciation) on investments	(67,676,426)	16,229,772
Change in Net Assets Resulting from Operations	(57,307,801)	162,370,997
Distributions To Shareholders:
Total Distributions	(47,916,551)	(87,831,529)
Change in Net Assets Resulting from distributions to shareholders	(47,916,551)	(87,831,529)
Capital Share Transactions:
Proceeds from shares issued	178,001,452	251,060,067
Dividends reinvested	40,517,872	72,820,895
Cost of shares redeemed	(409,905,442)	(278,570,154)
Cost of in-kind shares redeemed (a)	—	(4,564,596)
Change in Net Assets Resulting from Capital Share Transactions	(191,386,118)	40,746,212
Change in Net Assets	(296,610,470)	115,285,680
Net Assets:
Beginning of year	1,409,044,549	1,293,758,869
End of year	$1,112,434,079	$1,409,044,549
Share Transactions:
Issued	10,252,539	14,142,437
Reinvested	2,397,507	3,792,755
Redeemed	(23,731,786)	(15,670,263)
Redeemed in-kind (a)	—	(223,645)
Change in shares	(11,081,740)	2,041,284

(a)	See Note 3 in the Notes to Financial Statements.
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Small Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the years indicated.
	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Net Asset Value, Beginning of Period	$ 18.02	$ 16.99	$ 15.56	$ 17.96	$ 15.31
Investment Activities:
Operations:
Net investment income	0.08	0.08	0.09	0.07	0.03
Net realized/unrealized gains (losses) from investments	(0.79)	2.12	1.47	(1.68)	4.22
Total from investment activities	(0.71)	2.20	1.56	(1.61)	4.25
Distributions from:
Net investment income	—	(0.09)	(0.08)	(0.05)	(0.05)
Net realized gains from investment transactions	(0.73)	(1.08)	(0.05)	(0.74)	(1.55)
Total distributions	(0.73)	(1.17)	(0.13)	(0.79)	(1.60)
Net Asset Value, End of Period	$ 16.58	$ 18.02	$ 16.99	$ 15.56	$ 17.96
Total Return	(4.01)%	12.55%	10.09%	(9.06)%	28.17%
Ratios/Supplemental Data:
Net assets at end of year (000's)	$ 1,112,434	$ 1,409,045	$ 1,293,759	$ 1,003,410	$ 939,532
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.43%	0.44%	0.58%	0.46%	0.18%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (a)	0.99%	1.00%	1.03%	1.04%	1.01%
Portfolio turnover rate	27.00%	33.00%(b)	23.98%	20.87%	31.72%

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(b)	Excludes impact of in-kind transactions.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden International Equity Fund
December 31, 2025

Common Stocks (99.4%)
	Shares	Fair Value ($)
Australia (5.1%)
Brambles Ltd.	220,000	3,359,470
Insurance Australia Group Ltd.	490,000	2,600,535
Westpac Banking Corp.	125,000	3,207,691
Woodside Energy Group Ltd.	130,000	2,027,040
		11,194,736
Canada (8.8%)
Canadian National Railway Co.	26,000	2,571,491
Intact Financial Corp.	14,000	2,914,444
National Bank of Canada	35,300	4,439,279
Royal Bank of Canada	42,200	7,194,185
Tourmaline Oil Corp.	53,000	2,377,480
		19,496,879
Denmark (2.5%)
Novo Nordisk A/S, Class B	56,000	2,840,235
Novonesis Novozymes B	41,400	2,648,794
		5,489,029
Finland (2.0%)
Kone OYJ, Class B	63,000	4,463,106
France (12.0%)
Air Liquide SA	25,500	4,792,827
Dassault Systemes SE	135,500	3,785,634
EssilorLuxottica SA	6,200	1,960,427
Legrand SA	25,300	3,761,168
L'Oreal SA	4,100	1,760,196
Publicis Groupe SA	45,000	4,673,148
Schneider Electric SE	21,000	5,745,081
		26,478,481
Germany (6.5%)
Allianz SE (Registered)	7,400	3,421,592
Deutsche Boerse AG	15,300	4,021,168
Hannover Rueck SE	9,600	2,987,341
Merck KGaA	28,400	4,053,341
		14,483,442
Israel (1.0%)
Check Point Software Technologies Ltd. (a)	11,500	2,133,940
Italy (3.3%)
FinecoBank Banca Fineco SpA	118,300	3,065,101
Terna - Rete Elettrica Nazionale	406,000	4,319,314
		7,384,415
Japan (18.0%)
Ajinomoto Co., Inc.	104,000	2,198,560
Chiba Bank (The) Ltd.	149,000	1,662,889
Inpex Corp.	177,500	3,550,096
Kakaku.com, Inc.	104,000	1,533,143
Mitsubishi Estate Co. Ltd.	110,000	2,672,463
Nomura Research Institute Ltd.	83,000	3,158,534
NTT, Inc.	2,563,000	2,587,325
Oracle Corp. Japan	26,000	2,185,275
Shin-Etsu Chemical Co. Ltd.	112,000	3,478,849
Sumitomo Mitsui Financial Group, Inc.	151,000	4,856,374
Sysmex Corp.	262,800	2,580,748
Terumo Corp.	123,000	1,787,827
Tokio Marine Holdings, Inc.	70,000	2,587,627
Toyota Motor Corp.	233,000	5,004,164
		39,843,874
Luxembourg (0.7%)
Tenaris SA	76,300	1,472,274
Common Stocks (continued)
	Shares	Fair Value ($)
Netherlands (6.9%)
ASML Holding NV	7,300	7,865,898
ING Groep NV	148,000	4,160,019
Wolters Kluwer NV	30,200	3,128,011
		15,153,928
Norway (1.2%)
Equinor ASA	112,000	2,641,164
Singapore (2.3%)
DBS Group Holdings Ltd.	115,500	5,059,438
Spain (2.0%)
Industria de Diseno Textil SA	66,000	4,353,669
Sweden (6.4%)
Assa Abloy AB, Class B	140,000	5,408,320
Atlas Copco AB, Class B	315,000	5,035,816
Svenska Handelsbanken AB, Class A	255,000	3,694,323
		14,138,459
Switzerland (10.3%)
Cie Financiere Richemont SA (Registered)	22,000	4,744,323
Givaudan SA (Registered)	500	1,978,125
Nestle SA (Registered)	55,000	5,459,252
Roche Holding AG	17,200	7,103,089
Zurich Insurance Group AG	4,600	3,480,832
		22,765,621
United Kingdom (10.4%)
Compass Group PLC	76,400	2,420,738
London Stock Exchange Group PLC	18,200	2,189,251
Mondi PLC	146,000	1,781,230
National Grid PLC	249,000	3,819,283
Next PLC	28,200	5,191,625
RELX PLC	62,200	2,505,841
Unilever PLC	79,555	5,197,900
		23,105,868
TOTAL COMMON STOCKS (Cost $163,274,911)		219,658,323
Total Investments (Cost $163,274,911) — 99.4% (b)		219,658,323
Other assets in excess of liabilities — 0.6%		1,234,286
Net Assets — 100.0%		$220,892,609

(a)	Non-income producing security.
(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Walden International Equity Fund
Statement of Assets and Liabilities
December 31, 2025
Assets:
Investments, at fair value (cost $163,274,911)	$219,658,323
Cash	315,184
Foreign currencies, at fair value (cost $33,335)	33,335
Dividend receivable	194,171
Receivable for tax reclaims	663,884
Receivable for investments sold	264,317
Receivable for capital shares issued	2,544
Prepaid expenses	17,310
Total Assets	221,149,068
Liabilities:
Payable for capital shares redeemed	31,721
Accrued expenses and other liabilities:
Investment adviser	160,282
Administration and accounting	10,632
Custodian	11,667
Shareholder servicing fees	17,806
Transfer agent	4,427
Trustee	159
Other	19,765
Total Liabilities	256,459
Net Assets	$220,892,609
Composition of Net Assets:
Paid in capital	$163,739,002
Total distributable earnings	57,153,607
Net Assets	$220,892,609
Shares outstanding (par value $0.01, unlimited number of shares authorized)	13,790,168
Net Asset Value, Offering Price and Redemption price per share	$16.02
Statement of Operations
For the year ended December 31, 2025
Investment Income:
Dividends	$7,606,448
Less: Foreign tax withholding	(1,004,796)
Total Investment Income	6,601,652
Expenses:
Investment adviser	1,843,394
Administration and accounting	62,504
Chief compliance officer	8,490
Custodian	65,847
Shareholder servicing	206,316
Transfer agency	27,378
Trustee	18,292
Other	92,950
Total expenses	2,325,171
Net Expenses	2,325,171
Net Investment Income	4,276,481
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions and foreign currency transactions	7,120,430
Change in unrealized appreciation on investments and foreign currency transactions	30,225,167
Net realized/unrealized gains on investments	37,345,597
Change in Net Assets Resulting from Operations	$41,622,078
See Notes to Financial Statements

Financial Statements
Boston Trust Walden International Equity Fund
Statements of Changes in Net Assets
	For the year ended December 31, 2025	For the year ended December 31, 2024
Investment Activities:
Operations:
Net investment income	$4,276,481	$3,060,883
Net realized gains from investment transactions and foreign currency transactions	7,120,430	1,460,894
Change in unrealized appreciation on investments and foreign currency transactions	30,225,167	2,384,077
Change in Net Assets Resulting from Operations	41,622,078	6,905,854
Distributions To Shareholders:
Total Distributions	(10,340,630)	(3,058,171)
Change in Net Assets Resulting from distributions to shareholders	(10,340,630)	(3,058,171)
Capital Share Transactions:
Proceeds from shares issued	78,454,058	75,897,297
Dividends reinvested	8,300,245	2,417,717
Cost of shares redeemed	(94,338,302)	(19,942,039)
Change in Net Assets Resulting from Capital Share Transactions	(7,583,999)	58,372,975
Change in Net Assets	23,697,449	62,220,658
Net Assets:
Beginning of year	197,195,160	134,974,502
End of year	$220,892,609	$197,195,160
Share Transactions:
Issued	5,095,663	5,337,588
Reinvested	522,357	168,953
Redeemed	(5,990,589)	(1,400,666)
Change in shares	(372,569)	4,105,875
See Notes to Financial Statements

Financial Statements
Boston Trust Walden International Equity Fund
Financial Highlights
Selected data for a share outstanding throughout the years indicated.
	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Net Asset Value, Beginning of Period	$ 13.92	$ 13.42	$ 11.74	$ 13.72	$ 12.29
Investment Activities:
Operations:
Net investment income	0.25	0.22	0.20	0.21	0.17
Net realized/unrealized gains (losses) from investments and foreign currency transactions	2.48	0.50	1.69	(2.00)	1.47
Total from investment activities	2.73	0.72	1.89	(1.79)	1.64
Distributions from:
Net investment income	(0.31)	(0.22)	(0.21)	(0.18)	(0.17)
Net realized gains from investment transactions	(0.32)	—	—	(0.01)	(0.04)
Total distributions	(0.63)	(0.22)	(0.21)	(0.19)	(0.21)
Net Asset Value, End of Period	$ 16.02	$ 13.92	$ 13.42	$ 11.74	$ 13.72
Total Return	19.63%	5.33%	16.19%	(13.10)%	13.43%
Ratios/Supplemental Data:
Net assets at end of year (000's)	$ 220,893	$ 197,195	$ 134,975	$ 92,807	$ 95,505
Ratio of net expenses to average net assets	0.95%	0.93%	0.91%	0.93%	0.94%
Ratio of net investment income to average net assets	1.74%	1.88%	1.91%	1.77%	1.36%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets	0.95%	0.93%	0.91%	0.93%	0.94%
Portfolio turnover rate	34.97%	12.30%	23.46%	10.47%	13.09%
See Notes to Financial Statements

Notes to the Financial Statements
December 31, 2025
1.
Organization
The Boston Trust Walden Funds (the “Trust”) was organized on January 8, 1992 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust contains the following funds (individually a “Fund”, collectively the “Funds”), each of which are registered as a diversified fund under the 1940 Act:
Fund	Short Name
Boston Trust Asset Management Fund	Asset Management Fund
Boston Trust Equity Fund	Equity Fund
Boston Trust Midcap Fund	Midcap Fund
Boston Trust SMID Cap Fund	SMID Cap Fund

Boston Trust Walden Balanced Fund	BTW Balanced Fund
Boston Trust Walden Equity Fund	BTW Equity Fund
Boston Trust Walden Midcap Fund	BTW Midcap Fund
Boston Trust Walden SMID Cap Fund	BTW SMID Cap Fund
Boston Trust Walden Small Cap Fund	BTW Small Cap Fund
Boston Trust Walden International Equity Fund	BTW International Equity Fund
The investment objective of the Asset Management Fund and BTW Balanced Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds, and money market instruments. The investment objective of the Equity Fund and BTW Equity Fund is to seek long-term capital growth through an actively managed portfolio of stocks. The investment objective of the Midcap Fund and BTW Midcap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of middle capitalization companies. The investment objective of the SMID Cap Fund and BTW SMID Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small to middle capitalization companies. The investment objective of the BTW Small Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small capitalization companies. The investment objective of the BTW International Equity Fund is to seek long-term capital growth through an actively managed portfolio of equities of large capitalization companies located in developed markets outside the U.S.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with its vendors and others that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect risk of loss to be remote.
2.
Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”.
Security Valuation:
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
The value of each equity security, including common stocks, is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price. The prices for foreign securities are reported in local currency and converted to U.S dollars using current exchange rates. Prices for most securities held in the Funds are provided daily by a recognized independent pricing service.
Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Board of Trustees (“Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates fair value.

Notes to the Financial Statements
December 31, 2025
The Board has designated the Adviser as its fair valuation designee to perform fair value determinations for the Trust. The Trust may use one or more pricing services to value certain portfolio securities where the prices provided are believed to reflect the fair value of such securities. If market prices are not readily available or, in the opinion of the Adviser, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the net asset value (“NAV”) is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board. The Adviser believes that foreign security values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign security prices may be “fair valued” by an independent pricing service through the use of factors which take such volatility into account.
Investments in money market funds are valued at NAV per share.
Fair Value Measurements:
The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.
Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Fixed income securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.
Investments for which there are no quotations available, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.
The Funds did not hold any Level 3 investments during the year ended December 31, 2025.
The following is a summary of the investments by valuation inputs used as of December 31, 2025 in valuing the Funds’ investments based on the three levels defined above:
Fund Name	Level 1 Quoted Prices ($)	Level 2 Other Significant Observable Inputs ($)	Total Investments in Securities ($)
Asset Management Fund
Common Stocks(1)	397,967,815	—	397,967,815
Corporate Bonds(1)	—	18,791,710	18,791,710
U.S. Government & U.S. Government Agency Obligations	—	104,708,314	104,708,314
Investment Companies	5,619,613	—	5,619,613
Total	403,587,428	123,500,024	527,087,452
Equity Fund
Common Stocks(1)	245,725,518	—	245,725,518
Investment Companies	1,247,571	—	1,247,571
Total	246,973,089	—	246,973,089
Midcap Fund
Common Stocks(1)	204,665,724	—	204,665,724
Investment Companies	1,709,847	—	1,709,847
Total	206,375,571	—	206,375,571
SMID Cap Fund
Common Stocks(1)	732,424,689	—	732,424,689
Investment Companies	6,260,119	—	6,260,119
Total	738,684,808	—	738,684,808
BTW Balanced Fund
Common Stocks(1)	100,889,130	—	100,889,130
Corporate Bonds(1)	—	13,326,017	13,326,017
Municipal Bonds(2)	—	706,860	706,860
U.S. Government & U.S. Government Agency Obligations	—	32,539,075	32,539,075
Investment Companies	916,917	—	916,917
Total	101,806,047	46,571,952	148,377,999

Notes to the Financial Statements
December 31, 2025
Fund Name	Level 1 Quoted Prices ($)	Level 2 Other Significant Observable Inputs ($)	Total Investments in Securities ($)
BTW Equity Fund
Common Stocks(1)	212,240,285	—	212,240,285
Investment Companies	1,915,364	—	1,915,364
Total	214,155,649	—	214,155,649
BTW Midcap Fund
Common Stocks(1)	169,333,994	—	169,333,994
Investment Companies	2,020,865	—	2,020,865
Total	171,354,859	—	171,354,859
BTW SMID Cap Fund
Common Stocks(1)	327,770,591	—	327,770,591
Investment Companies	1,379,505	—	1,379,505
Total	329,150,096	—	329,150,096
BTW Small Cap Fund
Common Stocks(1)	1,104,527,551	—	1,104,527,551
Investment Companies	8,550,361	—	8,550,361
Total	1,113,077,912	—	1,113,077,912
BTW International Equity Fund
Common Stocks(3)
Energy	2,377,480	9,690,574	12,068,054
Financials	14,547,908	46,994,181	61,542,089
Industrials	2,571,491	33,406,813	35,978,304
Information Technology	2,133,940	16,995,341	19,129,281
Other Common Stocks	—	90,940,595	90,940,595
Total	21,630,819	198,027,504	219,658,323

(1)	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
(2)	For detailed state classifications, see the accompanying Schedules of Portfolio Investments.
(3)	For detailed country classifications, see the accompanying Schedules of Portfolio Investments.
Investment Transactions and Related Income:
Investment transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, investment transactions are accounted for on the trade date. Investment gains and losses are calculated on an identified cost basis. Interest income is recognized on an accrual basis and includes, where applicable, the amortization or accretion of premium or discount based on effective yield. Dividend income is recorded on the ex-dividend date except in the case of certain foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts:
The Funds may own shares of real estate investment trusts (“REITs”), which report information on the source of their distribution annually. Certain distributions received from REITs during the year, which are known to be return of capital, are recorded as a reduction to the cost of the individual REIT. These cost adjustments are typically based on estimates since actual return of capital amounts are not known at the time the annual report is prepared.
Expenses:
In general, expenses uniquely attributable to a Fund are charged directly to that Fund. Expenses relating to the Trust, or on occasion certain minimum fees within Trust's fee structure, are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. Dividends to shareholders from net investment income, if any, are declared and paid annually by the relevant Fund. Dividends to shareholders from net realized gains, if any, are declared and distributed at least annually by the relevant Fund. The amounts of distributions to shareholders from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.
Federal Income Taxes:
Each Fund qualifies and intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no federal income tax provision is required.

Notes to the Financial Statements
December 31, 2025
Management has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., the last four tax year ends and the interim tax period since then, as applicable), and believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken as of and during the year ended December 31, 2025. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expense in the Statements of Operations as incurred. There is no income tax noted as due for the year ended December 31, 2025.
Foreign Currency Transactions:
The accounting records of the Funds are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:
i) Value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and
ii) Purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.
The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss from investments.
Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
Operating Segments:
The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds financial position or the results of their operations. Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Adviser to make investment decisions, and the results of the operations, as shown in the Statements of Operations and the Financial Highlights for each Fund is the information utilized for the day-to-day management of the Funds.  Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources that are not allocated to a Fund based on performance measurements. Due to the significance of its oversight and role, the Management of the Adviser is deemed to be the Chief Operating Decision Maker.
New Accounting Pronouncement
In December 2023, the FASB issued Accounting Standards Update 2023-09 ("ASU 2023-09"), Income Taxes ("Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. Fund Management has determined there is no material impact on the Fund's financial statements.
3.
Related Party Transactions and Other Service Arrangements
Investment Adviser:
The Trust, with respect to the Funds, and the Adviser are parties to an Investment Advisory Agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the average daily net assets of each Fund, at the following annual percentage rates before contractual waivers:

Fund	Fee Rate
Asset Management Fund	0.73%*
Equity Fund	0.75%**
Midcap Fund	0.75%
SMID Cap Fund	0.75%

Fund	Fee Rate
BTW Balanced Fund	0.75%
BTW Equity Fund	0.75%**
BTW Midcap Fund	0.75%
BTW SMID Cap Fund	0.75%
BTW Small Cap Fund	0.75%
BTW International Equity Fund	0.75%

*
Effective December 31, 2025, the Asset Management Fund and BTW Balanced Fund each have an Investment Management Agreement with the Adviser under which the Fund pays: (a) 0.75% of the first $300 million of average daily net assets; (b) 0.65% of average daily net assets between $300 million and $600 million; and (c) 0.55% of daily net assets in excess of $600 million. Prior to December 31, 2025, the Asset
Management Fund paid: (a) 0.75% of the first $500 million of average daily net assets; and (b)0.50% of daily net assets in excess of
$500 million.

**
Equity Fund and BTW Equity Fund have an Investment Management Agreement with the Adviser under which the Funds pay: (a) 0.75% of the first $300 million of average daily net assets; (b) 0.50% of average daily net assets in excess of $300 million.

Additionally, one trustee of the Trust is an officer of the Trust and an officer of the Adviser. This person is not paid directly by the Funds.

Notes to the Financial Statements
December 31, 2025
Administration and Fund Accounting:
The Northern Trust Company (“Northern Trust”) serves as the administrator and fund accounting agent for the Funds pursuant to a written agreement with the Trust on behalf of the Funds. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the Trust’s complex level net assets, certain per account and transaction charges, other fees for additional service activities, and reimbursement of certain expenses.
Certain officers of the Trust are affiliated with Northern Trust or PINE Advisor Solutions (“PINE”). Such persons receive no compensation directly from the Funds for serving in their respective roles. PINE receives fees from the Funds for providing Chief Compliance Officer (“CCO”) services under a Services Agreement between the Funds and PINE (the “CCO Agreement”). Under the CCO Agreement, PINE provides infrastructure and support in implementing written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds pay PINE $145,000 annually, plus certain out of pocket expenses. PINE pays the salary and other compensation earned by the CCO as an employee of PINE.
Distribution:
Foreside Financial Services, LLC, which is not affiliated with the Adviser, serves as the Funds’ distribution agent. Fees for these services are paid monthly by the Adviser and not by the Funds.
Shareholder Services:
Each Fund, other than the SMID Cap Fund, may enter into shareholder services agreements with investment advisers, banks, trust companies and other types of organizations (“Authorized Service Providers”), which may include affiliates of the Funds, for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship. Fees paid by the Funds under shareholder services agreements may not exceed 0.25% of the average daily net assets of each Fund and are presented separately on the Statements of Operations. Affiliates of the Funds did not receive any fees during the year ended December 31, 2025.
Custodian and Transfer Agency:
FIS Investor Services, LLC (“FIS”) acts as the Funds' transfer agent. Under the transfer agency agreement, FIS receives $22,989 annually per fund, accrued daily and paid monthly, plus annual per account fees and certain out of pocket expenses for its services to the Trust. Expenses incurred under the transfer agency agreement are presented collectively as “Transfer Agency” expenses on the Statements of Operations.
Northern Trust serves as the custodian for the Funds pursuant to a written agreement with the Trust on behalf of the Funds. The Funds have agreed to pay Northern Trust a fee based on a percentage of assets held on behalf of the Funds, transaction fees and certain out of pocket expenses for its services. Such percentages vary by the jurisdiction in which the assets are held.
Fee Reductions:
The Adviser has agreed to reduce its fees payable by the Funds to the extent necessary, exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under GAAP) of each Fund, except the SMID Cap Fund, to 1.00% of the average daily net assets. The Adviser has agreed to reduce its fees payable by the SMID Cap Fund to the extent necessary, subject to certain exclusions, to limit the aggregate annual operating expenses to 0.75% of its average daily net assets. Any such reductions made by the Adviser in its fees or in the payment or reimbursement of expenses that are a Fund’s obligation may be subject to repayment by the Fund within three years provided the Fund receiving the reduction, payment or reimbursement is able to effect such repayment and remain in compliance with applicable expense limitations. The expense limitation agreement shall automatically renew effective May 1 of every year until the Adviser provides written notice of non-renewal to the Trust.
Pursuant to its agreement, the Adviser reimbursed, and has yet to recoup, fees in the following amounts for the years ended December 31, 2023 (expiring 12/31/26), December 31, 2024 (expiring 12/31/27) and December 31, 2025 (expiring 12/31/28):

Fund	Amount	Expires
SMID Cap Fund	$612,046	12/31/2026
	566,513	12/31/2027
	477,759	12/31/2028

Fund	Amount	Expires
BTW Midcap Fund	$27,656	12/31/2027
	28,926	12/31/2028
BTW SMID Cap Fund	7,734	12/31/2026
	64,419	12/31/2027
	30,563	12/31/2028
BTW Small Cap Fund	333,527	12/31/2026

During the year ended December 31, 2025, the Adviser recouped $114,917 of previous fiscal year waivers from BTW Small Cap Fund.

Notes to the Financial Statements
December 31, 2025
As of December 31, 2025, the Adviser may recoup amounts from the Funds as follows:

Total Potential Recoupment
Asset Management Fund	$—
Equity Fund	—
Midcap Fund	—
SMID Cap Fund	1,656,318

Total Potential Recoupment
BTW Balanced Fund	$—
BTW Equity Fund	—
BTW Midcap Fund	56,582
BTW SMID Cap Fund	102,716
BTW Small Cap Fund	333,527
BTW International Equity Fund	—
In-Kind Subscriptions and Redemptions:
During the year ended December 31, 2025, the Funds delivered securities in exchange for the redemption of shares (redemptions in-kind) as follows:
Fund	Fair Value	Fund Shares Redeemed	Realized Gain/(Loss)
SMID Cap Fund	$26,956,958	1,147,593	$6,091,070
During the year ended December 31, 2024, the Funds delivered securities in exchange for the redemption of shares (redemptions in-kind) as follows:
Fund	Fair Value	Fund Shares Redeemed	Realized Gain/(Loss)
SMID Cap Fund	$72,457,747	3,067,644	$21,153,326
BTW Small Cap Fund	4,564,596	223,645	2,165,331
Interfund Lending:
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (“SEC”), the Funds may participate in an interfund lending program (the “Program”). The Program provides an alternative credit facility under which the Funds may lend to, or borrow from, one another, consistent with each Fund’s investment objectives, limitations, and organization documents. The Program provides a borrowing Fund with a source of liquidity at a rate lower than the bank borrowing rate at times when the cash position of the Fund is insufficient to meet temporary cash requirements. In addition, Funds making short-term cash loans directly to other Funds would earn interest at a rate higher than they otherwise could obtain from investing their cash in repurchase agreements or certain other short-term money market instruments. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. Any open loans at period end are presented under the caption “Payable” for interfund lending in the Statements of Assets and Liabilities. As of December 31, 2025, the Funds had no outstanding loans to or from another Fund under the Program. There was no activity in the Program during the year ended December 31, 2025.
4.
Purchases and Sales of Securities
Cost of purchases and proceeds from sales and maturities of securities, excluding in-kinds, short-term securities and U.S. government securities, for the Funds for the year ended December 31, 2025, totaled:
Fund	Purchases	Sales and Maturities
Asset Management Fund	$37,651,226	$111,521,372
Equity Fund	34,193,340	52,364,846
Midcap Fund	69,983,849	125,996,670
SMID Cap Fund	203,479,089	261,452,495
BTW Balanced Fund	7,590,686	30,580,248
BTW Equity Fund	2,975,933	82,302,979
BTW Midcap Fund	57,578,887	54,936,494
BTW SMID Cap Fund	104,622,504	77,401,868
BTW Small Cap Fund	348,130,835	582,192,932
BTW International Equity Fund	83,282,328	95,282,463
Cost of purchases and proceeds from sales and maturities of U.S. government securities, excluding short-term securities, for the Funds for the year ended December 31, 2025, totaled:
Fund	Purchases	Sales and Maturities
Asset Management Fund	$21,029,507	$22,067,980
BTW Balanced Fund	12,750,602	12,750,314

Notes to the Financial Statements
December 31, 2025
5.
Federal Income Tax Information
As of the tax year ended December 31, 2025, the cost, gross unrealized appreciation, and gross unrealized depreciation on investments, for federal income tax purposes, were as follows:
Fund	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asset Management Fund	$227,798,795	$299,794,122	$(505,465)	$299,288,657
Equity Fund	82,791,657	164,974,286	(792,854)	164,181,432
Midcap Fund	154,602,568	57,709,273	(5,936,270)	51,773,003
SMID Cap Fund	612,032,185	151,704,688	(25,052,065)	126,652,623
BTW Balanced Fund	78,470,543	71,495,482	(1,588,026)	69,907,456
BTW Equity Fund	56,750,735	157,480,798	(75,884)	157,404,914
BTW Midcap Fund	134,284,768	41,753,119	(4,683,028)	37,070,091
BTW SMID Cap Fund	269,481,460	70,408,494	(10,739,858)	59,668,636
BTW Small Cap Fund	913,469,103	247,620,642	(48,011,833)	199,608,809
BTW International Equity Fund	163,429,632	59,936,307	(3,707,616)	56,228,691
The tax character of distributions paid during the fiscal year ended December 31, 2025 was as follows:
	Distributions paid from
Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
Asset Management Fund	$7,290,463*	$52,490,790	$59,781,253	$—	$59,781,253
Equity Fund	1,287,420*	16,424,794	17,712,214	—	17,712,214
Midcap Fund	1,975,696*	19,094,418	21,070,114	—	21,070,114
SMID Cap Fund	5,939,487	9,003,920	14,943,407	—	14,943,407
BTW Balanced Fund	1,791,983	9,530,810	11,322,793	—	11,322,793
BTW Equity Fund	1,119,778*	22,113,532	23,233,310	—	23,233,310
BTW Midcap Fund	1,990,875	9,745,500	11,736,375	—	11,736,375
BTW SMID Cap Fund	1,968,583	3,446,547	5,415,130	—	5,415,130
BTW Small Cap Fund	617,032	47,299,519	47,916,551	—	47,916,551
BTW International Equity Fund	5,984,834	4,355,796	10,340,630	—	10,340,630

*The amount does not include tax equalization utilized of $5,826,784, $1,476,877, $5,189,392, and $9,182,644 which Asset Management
Fund, Equity Fund, Midcap Fund, and BTW Equity Fund, respectively, designated as being distributed to shareholders on their redemption of shares.

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:
	Distributions paid from
Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
Asset Management Fund	$8,344,001*	$26,654,196	$34,998,197	$—	$34,998,197
Equity Fund	1,665,181	4,432,811	6,097,992	—	6,097,992
Midcap Fund	3,214,628	7,249,811	10,464,439	—	10,464,439
SMID Cap Fund	10,926,443	6,890,500	17,816,943	—	17,816,943
BTW Balanced Fund	2,053,485	5,249,542	7,303,027	—	7,303,027
BTW Equity Fund	1,707,326*	11,111,411	12,818,737	—	12,818,737
BTW Midcap Fund	1,337,409	3,984,194	5,321,603	—	5,321,603
BTW SMID Cap Fund	3,154,406	1,797,598	4,952,004	—	4,952,004
BTW Small Cap Fund	23,237,821*	64,593,708	87,831,529	—	87,831,529
BTW International Equity Fund	3,058,171	—	3,058,171	—	3,058,171

*The amount does not include tax equalization utilized of $1,494,086, $699,523, and $6,050,430 which Asset Management Fund, BTW
Equity Fund, and BTW Small Cap Fund, respectively, designated as being distributed to shareholders on their redemption of shares.

Notes to the Financial Statements
December 31, 2025
As of December 31, 2025, the components of distributable earnings (deficit) on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings (Deficit)
Asset Management Fund	$8,477	$35,178,074	$35,186,551	$(177,993)	299,288,657	334,297,215
Equity Fund	2,679	13,921,524	13,924,203	—	164,181,432	178,105,635
Midcap Fund	—	3,987,932	3,987,932	—	51,773,003	55,760,935
SMID Cap Fund	—	—	—	(2,137,273)	126,652,623	124,515,350
BTW Balanced Fund	—	7,087,823	7,087,823	—	69,907,456	76,995,279
BTW Equity Fund	11,404	11,414,096	11,425,500	—	157,404,914	168,830,414
BTW Midcap Fund	104,772	2,422,909	2,527,681	—	37,070,091	39,597,772
BTW SMID Cap Fund	—	—	—	(2,865,752)	59,668,636	56,802,884
BTW Small Cap Fund	5,618,688	—	5,618,688	(9,426,095)	199,608,810	195,801,403
BTW International Equity Fund	—	881,567	881,567	—	56,272,040*	57,153,607

*	The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gain/(loss) of $43,349.
For the  year ended December 31, 2025, the Asset Management Fund and SMID Cap Fund incurred post-October losses in the amount of $177,993 and $2,137,273, respectively, which the Funds intend to treat as having been incurred in the following fiscal year.
As of the end of its tax year ended December 31, 2025, the following Funds have a net capital loss carry forwards (“CLCFs”) not subject to expiration as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCFs have been offset.
Fund	Short-Term Amount	Long-Term Amount	Total
BTW SMID Cap Fund	$205,774	$2,659,978	$2,865,752
BTW Small Cap Fund	9,426,095	—	9,426,095
During the tax year ended December 31, 2025, the International Equity Fund utilized $480,742 in capital loss carry forwards.
As of December 31, 2025, the following reclassifications have been made on the Statements of Assets and Liabilities to increase (decrease) such accounts with offsetting adjustments as indicated:
Fund	Total Distributable Earnings	Paid in Capital
Asset Management Fund	$(5,826,784)	$5,826,784
Equity Fund	(1,476,876)	1,476,876
Midcap Fund	(5,189,390)	5,189,390
SMID Cap Fund	(4,851,531)	4,851,351
BTW Equity Fund	(9,182,644)	9,182,644
BTW SMID Cap Fund	383	(383)
BTW International Equity Fund	540,153	(540,153)
These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, distribution reclass, foreign currency reclass, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post-October losses) do not require reclassification. To the extent dividends to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as return of capital.
6.
Control Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund under section 2(a)(9) of the 1940 Act. As of December 31, 2025, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), owning more than 25% of the total shares outstanding of the Fund as detailed below.
Fund	Control Ownership	Percentage of Ownership
Asset Management Fund	Band & Co. c/o U.S. Bank, N.A.	50.55%
	Capinco c/o U.S. Bank, N.A.	38.51
Equity Fund	Band & Co. c/o U.S. Bank, N.A.	62.37
	Capinco c/o U.S. Bank, N.A.	27.54
Midcap Fund	Charles Schwab & Co., Inc.	26.04
SMID Cap Fund	National Financial Services LLC	31.82

Notes to the Financial Statements
December 31, 2025
BTW Balanced Fund	Capinco c/o U.S. Bank, N.A.	32.44%
	Band & Co. c/o U.S. Bank, N.A.	29.04
BTW Equity Fund	Capinco c/o U.S. Bank, N.A.	33.07
BTW Midcap Fund	Charles Schwab & Co., Inc.	32.82
	National Financial Services LLC	26.02
BTW SMID Cap Fund	Charles Schwab & Co., Inc.	42.40
	National Financial Services LLC	25.49
BTW Small Cap Fund	National Financial Services LLC	26.69
BTW International Equity Fund	Capinco c/o U.S. Bank, N.A.	36.47
	LPL Financial	27.52
7.
Subsequent Events
Management has evaluated events and transactions through the date these financial statements were issued and concluded no additional subsequent events required recognition or disclosure in these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of
Boston Trust Walden Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Boston Trust Walden Funds comprising Boston Trust Asset Management Fund, Boston Trust Equity Fund, Boston Trust Midcap Fund, Boston Trust SMID Cap Fund, Boston Trust Walden Balanced Fund, Boston Trust Walden Equity Fund, Boston Trust Walden Midcap Fund, Boston Trust Walden SMID Cap Fund, Boston Trust Walden Small Cap Fund, and Boston Trust Walden International Equity Fund (the “Funds”) as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2008.
/s/ COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 24, 2026

Supplementary Information (Unaudited)
December 31, 2025
Federal Income Tax Information
During the fiscal year ended December 31, 2025, the Funds declared long-term realized gain distributions in the following amounts:
Fund	Long-Term Capital Gain Distributions
Asset Management Fund	$52,490,790
Equity Fund	16,424,794
Midcap Fund	19,094,418
SMID Cap Fund	9,003,920
BTW Balanced Fund	9,530,810
BTW Equity Fund	22,113,532
BTW Midcap Fund	9,745,500
BTW SMID Cap Fund	3,446,547
BTW Small Cap Fund	47,299,519
BTW International Equity Fund	4,355,796
For the fiscal year ended December 31, 2025, the following percentage of the total ordinary income distributions paid by the Funds qualify for the distributions received deduction available to corporate shareholders.
Fund	Distribution Received Deduction
Asset Management Fund	73.18%
Equity Fund	100.00
Midcap Fund	100.00
SMID Cap Fund	100.00
BTW Balanced Fund	71.25
BTW Equity Fund	100.00
BTW Midcap Fund	100.00
BTW SMID Cap Fund	100.00
BTW Small Cap Fund	100.00
For the fiscal year ended December 31, 2025, distributions paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2025 Form 1099-DIV.
Fund	Qualified Dividend Income
Asset Management Fund	79.42%
Equity Fund	100.00
Midcap Fund	100.00
SMID Cap Fund	100.00
BTW Balanced Fund	77.79
BTW Equity Fund	100.00
BTW Midcap Fund	100.00
BTW SMID Cap Fund	100.00
BTW Small Cap Fund	100.00
BTW International Equity Fund	100.00
During the year ended December 31, 2025, the following Funds designated the maximum amount allowable as interest-related dividends for certain non-U.S. resident investors:
Fund	Qualified Interest Income
Asset Management Fund	48.72%
BTW Balanced Fund	53.93
The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on December 31, 2025 are as follows:
Fund	Foreign Source Income Per Share	Foreign Tax Expense Per Share
BTW International Equity Fund	0.37	0.07
The pass-through of this foreign tax credit will only affect those persons who are shareholders on the dividend record date on December 15, 2025. These shareholders will receive more detailed information along with their 2025 Form 1099-DIV.

Supplementary Information (Unaudited)
December 31, 2025
Federal Income Tax Information (continued)
Continued

Changes in and Disagreements with Accountants for Open-End
Management Investment Companies (Unaudited)
December 31, 2025
Not applicable.

Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
December 31, 2025

Not applicable.

Investment Adviser Contract Approval (Unaudited)
December 31, 2025
The annual consideration by the Board of Trustees (the “Board”) of the continuation of the investment advisory agreement between Boston Trust Walden Inc. (the “Adviser”) and Boston Trust Asset Management Fund, Boston Trust Equity Fund, Boston Trust Midcap Fund, Boston Trust SMID Cap Fund, Boston Trust Walden Balanced Fund, Boston Trust Walden Equity Fund, Boston Trust Walden Midcap Fund, Boston Trust Walden SMID Cap Fund, Boston Trust Walden Small Cap Fund, and Boston Trust Walden International Equity Fund (the “Funds”).
Section 15 of the Investment Company Act of 1940 (the “1940 Act”) requires that the Investment Advisory Agreement with the Adviser be renewed annually by the Board of Boston Trust Walden Funds (the “Trust”), including a majority of the Board who are not “interested persons” of the Trust or of the Adviser. It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Investment Advisory Agreement and determine whether its continuance is fair to the Funds and their shareholders. The Board considered the continuation of the Investment Advisory Agreement at a video conference meeting held on August 18, 2025, and unanimously voted to renew the Investment Advisory Agreement at an in-person meeting held on August 26, 2025. The Board requested, and the Adviser provided, information and data relating to: (i) the investment performance of each Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Funds; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; (v) whether the fee levels reflect these economies of scale to the benefit of Funds’ shareholders; (vi) the advisory fees paid by other comparable funds advised by the Adviser or by a different investment adviser; (vii) the Funds’ expense ratios and the expense ratios of similar funds; and (viii) the effect of any fee waivers and expense reimbursements made by the Adviser.
At the meeting on August 18, 2025, the Board engaged in a thorough review process to determine whether to continue the Investment Advisory Agreement. The Board met directly with representatives of the Adviser and reviewed the information and data listed above, and performance peer group and expense peer group information constructed by ISS/Strategic Insight (“ISS”). As part of its deliberations, the Board also considered and relied upon the information about the Funds and the Adviser that it had received throughout the year as part of its ongoing oversight of the Funds and their operations.
The Board carefully considered the nature, extent, and quality of the services provided by the Adviser. The Board discussed the organizational structure of the Adviser and its investment philosophy, type of clients, ESG integration, portfolio construction process, and equity and fixed income approach. The Board discussed the Adviser’s approach to sustainable, responsible, and impact investing, including its ESG framework and its portfolio screening guidelines. The Board reviewed the Adviser’s experience and the capabilities of its personnel, as well as the quality of the reports and other materials received from the Adviser. The Board reviewed biographical information about the employees of the Adviser and its parent, Boston Trust Walden National Association (“BTWNA”). The Board addressed the Adviser’s brokerage allocation and execution strategy, noting that the Adviser does not take into consideration sales of Fund shares in selecting brokers through which it effects Fund portfolio transactions. The Board also discussed the Adviser’s compliance program, business continuity and disaster recovery plans, succession planning, and employee ownership. Considering the personnel involved in servicing the Funds, as well as the materials and services described above, the Board expressed satisfaction with the quality of the services received from the Adviser.
Next, the Board reviewed the performance of the Funds from inception through June 30, 2025, comparing each Fund’s performance to a performance peer group constructed by ISS and the performance of the relevant Morningstar category. The Board noted that as of June 30, 2025, while each Fund outperformed the index and its peer group at various times for the Year-to-Date, 1-year, 3-year, 5-year and Since Inception periods, each Fund generally performed in line with its peer group during the same periods. The Board noted that while the Funds underperformed their benchmarks at various times, performance was consistent with the long-term performance pattern of each Fund’s investment style, as they protected in declining or volatile markets and participated in rising markets. The Board noted that this downside protection is consistent with the Adviser’s strategy and is routinely communicated to clients and investors. The Board also noted that during a rising market lasting over a decade, the Funds have consistently adhered to a lower risk, higher quality strategy.
The Board noted that the advisory fees for each Fund are within the range of their peer groups. The Board noted that the Adviser has been operating under an Expense Limitation Agreement that requires the Adviser to waive fees and/or reimburse expenses to the extent total operating expenses exceed 0.75% for the Boston Trust SMID Cap Fund and 1.00% for all the other Funds.
Turning to total operating expenses, the Board discussed the components of the Funds’ expense ratios and the services and value shareholders receive in exchange for the fees paid and expense borne by the Funds. The Board noted that the expense ratios for all the Funds were within the range of total operating expenses of the funds in the peer groups. After considering the comparative data as described above, and the Expense Limitation Agreement that was previously renewed by the Board at its February 24, 2025 meeting, the Board concluded that the advisory fees and expense ratios were reasonable.

Investment Adviser Contract Approval (Unaudited)
December 31, 2025
In reviewing the costs of the services to be provided and the profits to be realized by the Adviser, the Board reviewed the Adviser’s income statement for the 12 months ended December 31, 2024 and the six months ended June 30, 2025, as well as the gross and net profit margins realized on each Fund. The Board noted that the Adviser is a wholly-owned subsidiary of BTWNA and the payment of direct and indirect Trust expenses is governed by an Intercompany Services Agreement between the Adviser and BTWNA. The Board noted that the Adviser’s relationship with the Funds was profitable even though the Adviser is operating under an Expense Limitation Agreement with the Trust.
Turning to economies of scale, the Board discussed advisory fee breakpoints and noted that some of the Funds were not yet at asset levels that supported breakpoints. The Board noted that the Adviser shares economies of scale with shareholders through its investment in resources that benefit the Funds and their shareholders, such as personnel, systems, and technology.
Finally, the Board discussed the benefits the Adviser and its affiliates receive from its relationship with the Funds and concluded that the Adviser benefits from the investment research and soft dollar arrangements resulting from the Funds trading activities.

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Investment Adviser
Boston Trust Walden Inc.
1 Beacon Street
Boston, MA 02108
Transfer Agent
FIS Investor Services, LLC
4249 Easton Way, Suite 400
Columbus, OH 43219
Administrator
The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603
Distributor
Foreside Financial Services, LLC
190 Middle Street, Suite 301
Portland, ME 04101
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215
This report may not be used as sales literature unless preceded or accompanied by a current prospectus.
Past performance results shown should not be considered a representation of future performance.
Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
Statements and other information herein are dated and subject to change.
02/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) There has been no change to the registrant's independent public accountant.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Boston Trust Walden Funds

By (Signature and Title)	/s/ Lucia Santini, President

Date	March 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Lucia Santini, President

Date	March 3, 2026

By (Signature and Title)	/s/ Jennifer Ellis, Treasurer

Date	March 3, 2026